SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /   /


         Pre-Effective Amendment No.                                     /    /
         Post-Effective Amendment No.         3                          / X /


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                 /    /
OF 1940
         Amendment No.                        4                        /  X /


                        (Check appropriate box or boxes.)

      Access Variable Insurance Trust - File Nos. 333-103393 and 811-21312
               (Exact Name of Registrant as Specified in Charter)

              28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 324-0050

                Michael V. Williams, Access Fund Management, LLC,
              28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
              312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
/   / immediately upon filing pursuant to paragraph (b)
/    /on (date) pursuant to paragraph (b)
/ x / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         ACCESS VARIABLE INSURANCE TRUST


                                   May 1, 2005





PROSPECTUS

         Wells S&P REIT IndexSM Portfolio
         Potomac Dow 30SM Plus Portfolio
         Potomac OTC Plus Portfolio
         Potomac Mid Cap Plus Portfolio
         Potomac Small Cap Plus Portfolio
         Potomac U.S./Short Portfolio
         Access U.S. Government Money Market Portfolio



















     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       -i-
                                TABLE OF CONTENTS


WELLS S&P REIT INDEXSM PORTFOLIO...............................................1
POTOMAC DOW 30SM PLUS PORTFOLIO................................................3
POTOMAC OTC PLUS PORTFOLIO.....................................................6
POTOMAC MID CAP PLUS PORTFOLIO................................................10
POTOMAC SMALL CAP PLUS PORTFOLIO..............................................12
POTOMAC U.S./SHORT PORTFOLIO..................................................15
ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO.................................17
MANAGEMENT....................................................................19
ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS.............................21
OTHER INFORMATION.............................................................23
FINANCIAL HIGHLIGHTS..........................................................26
PRIVACY POLICY................................................................27
FOR MORE INFORMATION..................................................Back Cover

The Portfolios:            WELLS S&P REIT INDEXSM PORTFOLIO
                           POTOMAC PORTFOLIOS
                                    Potomac Dow 30SM Plus Portfolio
                                    Potomac OTC Plus Portfolio
                                    Potomac Mid Cap Plus Portfolio
                                    Potomac Small Cap Plus Portfolio
                                    Potomac U.S./Short Portfolio
                           ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Separate Accounts:

                    The Portfolios are each a series of the Access Variable Insurance Trust. The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans. Shares are not offered to the general public.

                    This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You should also read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. That prospectus contains information about the contract or policy, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

                    Although Access Variable Insurance Trust Portfolios have the same or similar investment objectives and strategies as similarly named publicly available funds advised by the sub-advisers, Access Variable Insurance Trust Portfolios are:


                    o  not  the  same  funds  as  those  also   advised  by  the
                    sub-advisers;
                    o are smaller  than the funds  advised by the sub-advisers;
                    and
                    o have  different  performance,  fees and expenses.



Market Timers:
                    Each Portfolio allows market timers and short term investors. The Potomac Portfolios are designed principally for experienced investors who intend to follow an asset allocation stragegy. The Portfolios may not be appropriate for long term investors.

                        WELLS S&P REIT INDEXSM PORTFOLIO

OBJECTIVE


     The Portfolio seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index").


PRINCIPAL INVESTMENT STRATEGIES

     Investments. Normally, at least 95% of the Portfolio's total assets are invested in the stocks included in the S&P REIT Index. A real estate investment trust ("REIT") is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. The Portfolio will invest in stocks represented in the S&P REIT Index, in proportions substantially similar to the Index. The Portfolio is normally invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself.


     Target Index. The S&P REIT Index is made up of approximately 100 stocks that constitute a representative sample of all publicly traded REITs. A REIT must be traded on a major U.S. stock exchange in order to be included in the S&P REIT Index. As of December 31, 2004, [___] REITs were included in the Index. S&P REIT IndexSM is a service mark of Standard & Poor's Corporation. Standard & Poor's Corporation has no relationship to the Access Variable Insurance Trust, other than the licensing of the service mark for use in connection with the Portfolio's materials. Standard & Poor's Company does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.


     Allocation and Security Selection. The Portfolio is an "index fund." The Portfolio is not actively managed by a sub-adviser that buys and sells securities based on research and analysis. Instead, it is "passively managed," where the sub-adviser attempts to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and relative performance predictability (an index fund is expected to move in the same direction -- up or down -- as its target index).

PRIMARY RISKS

o Market Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets (including REITs) and could cause the Portfolio's share price to fall.
o Real Estate Industry Risk. REITS are subject to risks associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. Properties owned by a REIT may decline in value due to overbuilding, environmental problems, or local economic conditions. When REIT profits, revenues, or the value of real estate owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Some REITs are not diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon their management teams and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Therefore, the Portfolio's performance may fluctuate accordingly.
o Interest Rate Risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the share price of the Portfolio will generally decline when investors anticipate or experience rising interest rates.
o Investment Competition Risk. REITs compete with other investment opportunities (for example, general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Portfolio's share price may decline in value.
o         Industry   Concentration  Risk.  The  Portfolio   concentrates  its
          investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects some of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     The bar chart shows the Portfolio's total return for the calendar year ended December 31, 2004. The performance table shows how the Portfolio's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Portfolio's past performance (before and after taxes) is not necessarily an indication of its future performance.

                         Total Return as of December 31

                             [insert graph for 2004]

During the period shown, the highest return for a quarter was [___]% (___ quarter, 2004); and the lowest return was [___]% (__ quarter, 2004).

         Average Annual Total Returns for the period ending 12/31/2004:



                                                     One Year Since Inception1

      The Portfolio

      Return Before Taxes                            %                 %

      Return After Taxes on                          %                 %
      Distributions 2

      Return After Taxes on                          %                 %
      Distributions and Sale
      of Portfolio Shares 2

      [___] Index*                                   %                 %


*(reflects no deduction for fees, expenses, or taxes)

1  May 1, 2003
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ................N/A
         Maximum Deferred Sales Charge (Load).............................N/A
         Redemption Fee...................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees.................................................1.00%
         Distribution (12b-1) Fees.......................................0.25%
         Other Expenses.................................................11.54%
Total Annual Portfolio Operating Expenses...............................12.79%
         Expense Reimbursement1.........................................11.34%
Net Expenses.............................................................1.45%


1 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.[TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year          3 years          5 years           10 years
         $[__]            $[__]            $[__]             $[__]



                         POTOMAC DOW 30SM PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM (Dow).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Dow. The Portfolio also may invest in DIAMONDS, which are exchange traded funds based on the Dow. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Dow. In addition, the Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on a given day.

     Target Index. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, and Dow 30SM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Access Variable Insurance Trust, other than the licensing of those service marks for use in connection with the Portfolio's materials. Dow Jones does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the Dow. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful and, as a result, the Portfolio's performance may not correspond to 125% of the Dow's performance. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.
o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.
o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of derivative instruments including futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.

o         Swap Agreement  Risks. The Portfolio may enter into swap agreements.
          The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.

o         Leverage  Risk.   The  Portfolio   employs   leveraged   investment
          techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.

o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.

o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.


PAST PERFORMANCE


     The bar chart shows the Portfolio's total return for the calendar year ended December 31, 2004. The performance table shows how the Portfolio's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Portfolio's past performance (before and after taxes) is not necessarily an indication of its future performance.

                         Total Return as of December 31

                             [insert graph for 2004]

During the period shown, the highest return for a quarter was [___]% (___ quarter, 2004); and the lowest return was [___]% (__ quarter, 2004).

         Average Annual Total Returns for the period ending 12/31/2004:

                                                    One Year    Since Inception1



      The Portfolio



      Return Before Taxes                           %            %

      Return After Taxes on                         %            %
      Distributions 2

      Return After Taxes on                         %            %
      Distributions and Sale
      of Portfolio Shares 2

      [___] Index*                                  %             %

*(reflects no deduction for fees, expenses, or taxes)
1  May 1, 2003
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ...................N/A
         Maximum Deferred Sales Charge (Load)................................N/A
         Redemption Fee......................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses....................................................2.26%
Total Annual Portfolio Operating Expenses..................................3.51%
         Expense Reimbursement1............................................2.06%
Net Expenses...............................................................1.45%


1 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example: [TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year        3 years          5 years           10 years
         $[__]          $[__]            $[__]             $[__]



                           POTOMAC OTC PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index(TM) (NASDAQ 100 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the NASDAQ 100 Index. The Portfolio may also invest in QQQQs, which are exchange traded funds based on the NASDAQ 100 Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the NASDAQ 100 Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.


     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the NASDAQ 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the NASDAQ 100 Index decline on a given day.

     Target Index. The NASDAQ 100 Index(TM) is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The NASDAQ Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 200,000 shares. The NASDAQ 100 Index was created in 1985. The NASDAQ Stock Market is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful, and, as a result, the Portfolio's performance may not correspond to 125% of the NASDAQ 100 Index. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.
o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.
o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of derivative instruments including futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.
o         Swap Agreement  Risks. The Portfolio may enter into swap agreements.
          The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o         Leverage  Risk.   The  Portfolio   employs   leveraged   investment
          techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.
o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
o Risks of Investing in Technology Companies. The Portfolio may invest a substantial portion of its assets in technology companies listed on the NASDAQ 100 Index. The market prices of technology-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Those technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the NASDAQ 100 Index.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     The bar chart shows the Portfolio's total return for the calendar year ended December 31, 2004. The performance table shows how the Portfolio's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Portfolio's past performance (before and after taxes) is not necessarily an indication of its future performance.

                         Total Return as of December 31

                             [insert graph for 2004]

During the period shown, the highest return for a quarter was [___]% (___ quarter, 2004); and the lowest return was [___]% (__ quarter, 2004).

         Average Annual Total Returns for the period ending 12/31/2004:

                                                    One Year Since Inception1

      The Portfolio

      Return Before Taxes                          %                 %

      Return After Taxes on                        %                 %
      Distributions 2

      Return After Taxes on                        %                 %
      Distributions and Sale
      of Portfolio Shares 2

      [___] Index*                                 %                 %

*(reflects no deduction for fees, expenses, or taxes)
1  May 1, 2003
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ...................N/A
         Maximum Deferred Sales Charge (Load)................................N/A
         Redemption Fee......................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses....................................................0.79%
Total Annual Portfolio Operating Expenses..................................2.04%
         Expense Reimbursement1............................................0.59%
Net Expenses...............................................................1.45%


1 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.[TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year         3 years          5 years           10 years
         $[__]          $[__]            $[__]             $[__]

                         POTOMAC MID CAP PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Standard & Poor's 400 Mid Cap Index(TM) (S&P 400 Mid Cap Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the S&P 400 Mid Cap Index. The Portfolio may also invest in exchange traded funds (ETFs) based on the S&P 400 Mid Cap Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the S&P 400 Mid Cap Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the S&P 400 Mid Cap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 400 Mid Cap Index decline on a given day.


     Target Index. The S&P 400 Mid Cap Index(TM) consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. [TO BE UPDATED] As of January 1, 2004, the weighted average market capitalization of the companies included in the S&P 400 Mid Cap Index was approximately $3.3 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.


     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the S&P 400 Mid Cap Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful, and, as a result, the Portfolio's performance may not correspond to 125% of the S&P 400 Mid Cap Index. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.
o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.
o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of derivative instruments including futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.
o         Swap Agreement  Risks. The Portfolio may enter into swap agreements.
          The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o         Leverage  Risk.   The  Portfolio   employs   leveraged   investment
          techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.
o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     This prospectus does not include performance information for the Potomac Mid Cap Plus Portfolio because the Portfolio does not have a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ...................N/A
         Maximum Deferred Sales Charge (Load)................................N/A
         Redemption Fee......................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses....................................................0.35%
Total Annual Portfolio Operating Expenses..................................1.60%
         Expense Reimbursement1 ...........................................0.15%
Net Expenses...............................................................1.45%


1The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.


Example:.[TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 year       3 years       5 years       10 years
         $[__]        $[__]          $[__]         $[__]



                        POTOMAC SMALL CAP PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000(R) Index (Russell 2000 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Russell 2000 Index. The Portfolio may also invest in exchange traded funds (ETFs) based on the Russell 2000 Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Russell 2000 Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on a given day.

     Target Index. The Russell 2000 Index(R) is comprised of the smallest 2000 companies in the Russell 3000 Index. [TO BE UPDATED] As of January 1, 2004, the weighted average market capitalization of the companies included in the Russell 2000 was approximately $0.9 billion. This compares to an average of $74 billion for the Russell 3000. The smallest 2000 companies represent approximately 9% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.


     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful, and, as a result, the Portfolio's performance may not correspond to 125% of the Russell 2000 Index. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.
o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.
o         Small   Company  Risk.   Investing  in  the   securities  of  small
          capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index and the Portfolio.
o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of derivative instruments including futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.

o         Swap Agreement  Risks. The Portfolio may enter into swap agreements.
          The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o         Leverage  Risk.   The  Portfolio   employs   leveraged   investment
          techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.
o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     This prospectus does not include performance information for the Potomac Small Cap Plus Portfolio because the Portfolio does not have a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ...................N/A
         Maximum Deferred Sales Charge (Load)................................N/A
         Redemption Fee......................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses....................................................0.35%
Total Annual Portfolio Operating Expenses..................................1.60%
         Expense Reimbursement1 ...........................................0.15%
Net Expenses...............................................................1.45%


1 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.[TO BE UPDATED]This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year            3 years                   5 years                   10 years
$[__]               $[__]                     $[__]                     $[__]




                          POTOMAC U.S./SHORT PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that inversely correspond (opposite) to the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) (S&P 500 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily takes short positions in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Portfolio to take short positions in a basket of securities consisting of all of the stocks of the S&P 500 Index. The Portfolio also enters into stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase in direct proportion to any decrease in the level of the S&P 500 Index on a given day. Conversely, the net asset value of shares of the Portfolio should decrease in direct proportion to any increase in the level of the S&P 500 Index on a given day.

     Short Positions. Short selling means the Portfolio sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the price of the security declines before the Portfolio buys it, the Portfolio profits. If the price of the security increases before the Portfolio buys it, the Portfolio loses money.

     Target Index. The S&P 500 Index(TM) is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. Under normal circumstances, the Portfolio invests at least 80% of its net assets in a manner designed to provide investment returns that inversely correspond to the performance of the S&P 500 Index. The sub-adviser generally does not use fundamental securities analysis to accomplish such inverse correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful, and, as a result, the Portfolio's performance may not inversely correspond (opposite) to the performance of the NASDAQ 100 Index. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.
o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.
o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.
o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of derivative instruments including futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index. The Portfolio engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Portfolio's return, and may result in higher taxes.
o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.
o         Swap Agreement  Risks. The Portfolio may enter into swap agreements.
          The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.
o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.
o Inverse Correlation Risk. The Portfolio is negatively correlated to its target index and should lose money when its target index rises -- a result that is the opposite from traditional equity mutual funds. Because the Portfolio seeks daily returns inverse to its target index, the difference between a Portfolio's daily return and the return of its target index may be negatively compounded during periods in which the markets decline.
o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     This prospectus does not include performance information for the Potomac U.S./Short Portfolio because the Portfolio does not have a full calendar year of operations.


FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO


     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ...................N/A
         Maximum Deferred Sales Charge (Load)................................N/A
         Redemption Fee......................................................N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses1...................................................0.35%
Total Annual Portfolio Operating Expenses..................................1.60%
         Expense Reimbursement2 ...........................................0.15%
Net Expenses...............................................................1.45%


1 When a cash dividend is declared on a security in which the Portfolio has a short position, the Portfolio must pay an amount equal to that dividend to the purchaser of the shorted security. SEC regulations require that this payment be disclosed as a Portfolio expense. [The Portfolio estimates that it will incur no dividend expenses on securities sold short because the Portfolio's adviser intends to avoid holding a short position at the time the shorted security will pay a dividend.

2 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.[TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year              3 years                  5 years                 10 years
$[__]               $[__]                     $[__]                   $[__]


                  ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OBJECTIVE


     The Portfolio seeks to provide security of principal, current income and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. The Portfolio attempts to keep its share price stable by maintaining an average dollar-weighted maturity of 90 days or less. Securities purchased by the Portfolio generally have remaining maturities of 397 days or less, although some securities may bear longer final maturities.

PRIMARY RISKS

     An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

o Interest Rate Risk. A money market fund's yield changes as current interest rates change. When interest rates are low, the Portfolio's yield (and total return) will also be low.
o Default Risk. The issuer of a security in the Portfolio may default on its payment obligation, which could cause the Portfolio's share price or yield to fall. The Portfolio could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.
o Government Risk. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. In addition, any guarantees on securities that the Portfolio owns do not extend to the shares of the Portfolio themselves.
o Inflation Risk. The value of your investment could be eroded over time by the effects of inflation. o Market Timing Activity and High Portfolio Turnover. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. The Adviser expects a significant portion of the assets of the Portfolio to come from professional money managers and investors who use some of the Portfolios as part of market timing investment strategies. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the Portfolio may negatively impact the Portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Portfolio's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. With respect to the Portfolio, market timing strategies will not be discouraged. Purchases, redemptions, and transfers will not be limited or monitored by the Portfolio in any way. Although some insurance companies offering the Portfolio as an investment option may limit or prohibit market timing, others are expected to permit market timing. Therefore, even investors whose insurance company limits or prohibits market timing will be subject to market timing risks and costs. Market timing activity and high portfolio turnover will almost certainly have a negative impact on long-term investors.
o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE


     The bar chart shows the Portfolio's total return for the calendar year ended December 31, 2004. The performance table shows how the Portfolio's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Portfolio's past performance is not necessarily an indication of its future performance.

                         Total Return as of December 31

                             [insert graph for 2004]

     During the period shown, the highest return for a quarter was [___]% (___ quarter, 2004); and the lowest return was [___]% (__ quarter, 2004).

         Average Annual Total Returns for the period ending 12/31/2004:

                                                    One Year Since Inception1

      The Portfolio

      Return Before Taxes                           %                 %

      [___] Index*                                   %                 %


*(reflects no deduction for fees, expenses, or taxes)
1  May 1, 2003

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     [TO BE UPDATED] This table describes the fees and expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.


Shareholder Fees (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases ..................N/A
         Maximum Deferred Sales Charge (Load)...............................N/A
         Redemption Fee.....................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
         Management Fees...................................................1.00%
         Distribution (12b-1) Fees.........................................0.25%
         Other Expenses....................................................0.49%
Total Annual Portfolio Operating Expenses..................................1.74%
         Expense Reimbursement1............................................0.29%
Net Expenses...............................................................1.45%


1 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through April 30, 2006. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example: [TO BE UPDATED] This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). If the fees and expenses of your insurance contract or separate account were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 year           3 years          5 years           10 years
         $[__]             $[__]            $[__]             $[__]


MANAGEMENT

         About the Adviser


     Access Fund Management, LLC ("Access"), a Florida limited liability company, serves as the Portfolios' investment adviser. Access was formed on December 31, 2002 and is located at 28050 US HWY 19 N, Suite 301, Clearwater, Florida 33761. For its services, Access receives an annual fee from each Portfolio equal to 1.00% of its average annual daily net assets. Access (and each sub-adviser) may pay certain financial institutions (which may include banks, brokers, insurance companies, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Portfolio shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. After fee waivers, Access received fees from the Portfolios, as a percent of average daily net assets, for the fiscal year ended December 31, 2004 as follows: Potomac OTC Plus Portfolio, [__]%; Access U.S. Government Money Market Portfolio, [__]%; Wells S&P REIT Index Portfolio, [__]%; Potomac Dow 30 Plus Portfolio, [__]%; Potomac Mid Cap Plus Portfolio, [__]%; Potomac Small Cap Plus Portfolio, [__]%; and Potomac U.S./Short Portfolio, [__]%.


         About the Sub-Advisers


     The Portfolios' Statement of Additional Information provides information about each portfolio manager including compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Portfolio shares.

     Wells S&P REIT Index Portfolio. Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, serves as sub-adviser to the Wells S&P REIT Index Portfolio. Wells was established in 1997 and provides investment management services to a broad range of clients including other investment companies. [For its services as sub-adviser, Wells receives an annual fee from Access equal to 0.40% of the Portfolio's average daily net assets. After fee waivers, Wells received no fees from Access for the period ended December 31, 2004].

     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Investments ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland to manage the Portfolio's investments. Rydex has been managing investments for institutional investors since 1993, and has approximately 9 years of experience managing mutual fund portfolios that correlate to an index. An investment committee of Rydex is responsible for the day-to-day management of the Portfolio. [For its services to the Portfolio and the Wells S&P Index Fund, a series of the Wells Family of Real Estate Funds, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Fund, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000.] For the fiscal year ended December 31, 2004, Rydex received an aggregate fee equal to [__]% of the combined daily net assets of the Portfolio and the Wells S&P Index Fund.

     John H. Escario, CFA, serves as the lead portfolio manager of the Portfolio and is responsible for the day-to-day management of the Portfolio. William E. Flaig and James R. King provide additional portfolio management support, and they, along with Mr. Escario, have been primarily responsible for the Portfolio's investment decisions since the inception of the Portfolio.

     Mr. Escario joined Rydex in January 2000. As a portfolio manager, his responsibilities include conducting factor and investment strategy research, as well as individual fund management. He is involved in the investment teams that manage the Rydex benchmark and sector funds. Additionally, he is a member of the investment team responsible for managing the Rydex Core Equity Fund.

     Mr. Flaig joined Rydex in January 2000 and is now Rydex Director of Investments, responsible for the investment objectives of all mutual funds and sub-advised accounts. Previously, Mr. Flaig held the positions of portfolio manager from 2000 to 2001 and senior portfolio manager from 2001 to 2003. He is a member of Rydex's senior management team and its investment strategy committee.

     James R. King joined Rydex in October 1996 and is a senior portfolio manager at Rydex. Previously, Mr. King held the position of Director of Equity and Investment Operations from 1999 to 2002. Mr. King is responsible for a team of portfolio managers and analysts who manage all of the Rydex leveraged and inverse funds. He is a member of the Rydex Investment Strategy Committee, which determines investment policy for all Rydex funds.

     Potomac Portfolios and Access U.S. Government Money Market Portfolio. Rafferty Asset Management, LLC ("Rafferty"),33 Whitehall Street, 10th Floor, New York, New York 10004, serves as sub-adviser to the Potomac Portfolios and the Access U.S. Government Money Market Portfolio. Rafferty has been managing mutual funds since June 1997.

     Paul Brigandi and Michael Marcantonio have been responsible for the day-to-day management of the Potomac Portfolios and the U.S. Government Money Market Portfolio since 2004. [INSERT: 5 year bios]

     [For its services as sub-adviser, Rafferty receives an annual fee from Access equal to 0.40% of the applicable Portfolio's average daily net assets. After fee waivers, Rafferty received no fees from Access for the period ended December 31, 2004.]



ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS

         Information Applicable to All Portfolios

     Change of Investment Objective. The investment objective of a Portfolio may be changed without shareholder approval.

Information Applicable to All Portfolios (except the Money Market Portfolio)

     Temporary Defensive Positions. It is the policy of each of the Wells S&P REIT Index Portfolio and the Potomac Portfolios to pursue its investment objective regardless of market conditions and not to take defensive positions. None of these Portfolios will adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for any of these Portfolios to achieve its investment objective any time its assets are below $2 million, the sub-adviser may invest the assets of the Portfolios in money market instruments, securities of other no-load mutual funds or repurchase agreements until the level of net assets is sufficient to permit investment in the desired investments. Any of the Portfolios may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Portfolio may not achieve its investment objective during these periods.


     Other Investment Companies. The Portfolios may invest in other investment companies and index products, including exchange traded funds (ETFs) such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs), DIAMONDS, iShares and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the American Stock Exchange ("AMEX"). QQQQs represent ownership in the NASDAQ-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. A Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative.

         Risks Applicable only to the Potomac Portfolios

     High Portfolio Turnover. The annual portfolio turnover rate is the number of times a Portfolio's securities are replaced in a period of one year. Increased turnover necessarily results in correspondingly higher brokerage costs and other transaction costs that the Portfolio must pay, and may result in accelerated realization of capital gains for federal income tax purposes. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. In addition, large movements of assets into and out of the Portfolio may negatively impact its abilities to achieve its investment objectives or its level of operating expenses.

         Information Applicable only to the REIT Index Portfolio

     About REITs. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

     Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

     Tracking the Index. Under normal market conditions, at least 95% of the Portfolio's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Portfolio's assets invested in each stock held in the Portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Portfolio invests approximately 2% of its assets in the stock. The Portfolio will normally be invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself. The sub-adviser monitors daily the composition of the Index and makes adjustments to the Portfolio as necessary in order to correlate with the Index.

     The Portfolio will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Portfolio consistently fails to achieve its targeted correlation, the Portfolio will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

OTHER INFORMATION

         Purchase and Redemption of Shares


     As described earlier in this prospectus, shares of the Portfolios are intended to be sold to certain separate accounts of participating life insurance companies, as well as qualified pension and retirement plans. You and other purchasers of variable life or variable annuity contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity and variable life contracts. All investments in the Portfolios are credited to the shareholder's account in the form of full or fractional shares of the designated Portfolios. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity or variable life contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity or variable life contract. Redemptions are processed on any day on which the Portfolios are open for business.


     Shares are sold and redeemed at their current net asset value ("NAV") per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form.

     Due to differences in tax treatment and other considerations, the interests of different variable annuity and variable life contract owners may not always be the same and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

         Valuation of Shares


     A Portfolio's NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day that the Portfolio and the New York Stock Exchange are open for business. The New York Stock Exchange and the Portfolios are open every day other than weekends, most Federal holidays and Good Friday. On occasion, the New York Stock Exchange will close before 4:00 P.M. Eastern Time. When that happens, the NAV will be calculated as of the time the New York Stock Exchange closes. The NAV is calculated by dividing the value of the Portfolio's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. For Portfolios that hold securities that trade primarily on foreign exchanges, the value of the Portfolio may change on days when shareholders are not able to purchase or redeem shares.



     The Portfolios' assets generally are valued at their market value. The sub-adviser (or in the case of the Wells S&P REIT Index Portfolio, the sub-sub-adviser) is responsible for any fair value pricing. If market prices are not available or, in the sub-adviser's (or sub-sub adviser's) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the sub-adviser (or sub-sub-adviser) may value a Portfolio's assets at their fair value according to policies approved by the Portfolios' Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Portfolio calculates its NAV, the sub-adviser (or sub-sub-adviser) may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Portfolio's NAV by short term traders.

         Dividends and Distributions

     The Portfolios typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders. These distributions are automatically reinvested in the applicable Portfolio unless you request cash distributions on your application or through a written request. The Access Money Market Portfolio expects that its distributions, if any, will consist primarily of income. The rest of the Portfolios expect that their distributions, if any, will consist primarily of capital gains.

         Taxes

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are offered only to the separate accounts of participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the prospectus for the applicable policy or annuity contract.

     Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

     Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.


     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.


         Distribution Plan


     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Plan allows the Portfolio to pay distribution fees for the sale and distribution of its shares and allows the Portfolio to pay for services provided to shareholders. Shareholders of each Portfolio pay annual 12b-1 expenses of up to 0.25%. Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

     To receive payments made pursuant to a Distribution Plan, intermediaries must sign the appropriate agreement with the Trust in advance.


     No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Portfolios. This prospectus and the related SAI do not constitute an offer by the Portfolios to sell shares of Portfolios to or to buy shares of the Portfolios from any person to whom it is unlawful to make such offer.

         Voting and Meetings


     If required by the SEC, the insurance company that issued your variable annuity or variable life contract will solicit voting instructions from you and other purchasers of variable annuity or variable life contracts with respect to any matters that are presented to a vote of shareholders. Each Portfolio votes separately on matters relating solely to that Portfolio or which affect that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.


     Access   Variable   Insurance  Trust  does  not  hold  annual  meetings  of
shareholders  but may hold special  meetings.  Special  meetings  are held,  for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract.

FINANCIAL HIGHLIGHTS


[TO BE UPDATED]The following table is intended to help you better understand a Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. Total return represents the rate you would have earned (or lost) on an investment in that Portfolio, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended December 31, 2004 was audited by _________________________., whose report along with the financial statements, are included in the Access Variable Insurance Trust annual report, which is available upon request. The information for prior years was audited by another independent accounting firm.

[INSERT TABLE]

                                 PRIVACY POLICY

     The following is a description of the Portfolios' policies regarding disclosure of nonpublic personal information that you provide to a Portfolio or that a Portfolio collects from other sources. You should refer to the prospectus of the insurance company's separate account or your plan documents for a description of the policies regarding disclosure of your nonpublic personal information.

     Categories of Information the Portfolios Collect. Each Portfolio collects the following nonpublic personal information about you:

o Information the applicable Portfolio receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the applicable Portfolio, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).


     Categories of Information the Portfolios Disclose. The Portfolios do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the applicable Portfolio's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.


     Confidentiality and Security. The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on each Portfolio's policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Portfolio's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Portfolios' performance results as of the Portfolios' latest year end.

     Call the Portfolios at 800-862-3863 to request free copies of the SAI and each Portfolio's annual and semi-annual reports, to request other information about the Portfolios and to make shareholder inquiries. As of the date of this Prospectus, the Portfolios do not have Internet Websites.


     You may review and copy information about the Portfolios (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the
Portfolios on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




Investment Company Act #811-21312

                         ACCESS VARIABLE INSURANCE TRUST


                        Wells S&P REIT IndexSM Portfolio
                           Potomac OTC Plus Portfolio
                         Potomac Dow 30SM Plus Portfolio
                         Potomac Mid Cap Plus Portfolio
                        Potomac Small Cap Plus Portfolio
                          Potomac U.S./Short Portfolio
                  Access U.S. Government Money Market Portfolio




                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2005


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Access Variable Insurance Trust dated May 1, 2005. This SAI incorporates by reference the Annual Report to shareholders for the Wells S&P REIT IndexSM Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap Plus Portfolio, Potomac U.S./Short Portfolio, and Access U.S. Government Money Market Portfolio for the period ended December 31, 2004 (the "Annual Report") The Trust will provide the Annual Report without charge upon written request or by telephone. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-862-3863.

TABLE OF CONTENTS                                                        PAGE

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS................................1

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS AND RISK

   CONSIDERATIONS..........................................................3

INVESTMENT RESTRICTIONS....................................................18


THE INVESTMENT ADVISER AND SUB-ADVISER.....................................20


DISTRIBUTION PLAN..........................................................31

TRUSTEES AND OFFICERS......................................................32

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................34


DISCLOSURE OF PORTFOLIO HOLDINGS...........................................36


DETERMINATION OF SHARE PRICE...............................................37

ADDITIONAL TAX INFORMATION.................................................38

CUSTODIAN..................................................................39

ACCOUNTANTS................................................................39

TRANSFER AGENT.............................................................39

PROXY VOTING POLICIES......................................................42

FINANCIAL STATEMENTS.......................................................43


APPENDIX A.................................................................A-1

APPENDIX B.................................................................B-1

APPENDIX C.................................................................C-1

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS


     Wells S&P REIT IndexSM Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap Plus Portfolio, Potomac U.S./Short Portfolio, and Access U.S. Government Money Market Portfolio (each a "Portfolio" or, collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). Wells S&P REIT IndexSM Portfolio and Access U.S. Government Money Market Portfolio are diversified portfolios. Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap Plus Portfolio, and Potomac U.S./Short Portfolio (the "Potomac Portfolios") are non-diversified.


     The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). Each of the Portfolios has a sub-adviser. For information concerning the sub-adviser of each Portfolio, see "The Investment Adviser and Sub-Advisers" in this Statement of Additional Information.

     The Portfolios do not issue share certificates. All shares of each Portfolio are held in non-certificate form registered on the books of each Portfolio's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series, with each other share of that series, and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares owned. All shares of each Portfolio have equal voting rights and liquidations rights. The Trustees can amend the Declaration of Trust, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of each Portfolio is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Portfolio's shareholders.

     The Trust and/or its sub-advisers have entered into a sublicensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks and trade names of the Dow Jones Industrial AverageSM (the "Dow Index") and data included in the Dow Index in connection with its registration statement and other materials for the Potomac Dow 30SM Plus Portfolio. The adviser to the Wells S&P REIT IndexSM Portfolio has entered into a licensing agreement with Standard & Poor's Corporation ("S&P") to permit the use of certain servicemarks and trade names of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index") and data included in the S&P REIT Index in connection with its registration statement and other materials for the Wells S&P REIT IndexSM Portfolio. These licensing agreements are solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties.


     The Portfolios are not sponsored, endorsed, sold or promoted by Dow Jones or S&P and neither of them will have any liability in connection with the Trust. Dow Jones and S&P make no representation or warranty, express or implied, to the purchasers of any of the Portfolios or any member of the public regarding (i) the advisability of investing in securities generally or of investing in any of the Portfolios particularly, (ii) the ability of the Portfolios to track the market performance of any index of Dow Jones, or S&P, (iii) the results to be obtained by the Portfolios, purchasers of the Portfolios, or any other person or entity from the use of any of the indexes of Dow Jones or S&P or any data included therein, (iv) the accuracy or completeness of any of the indexes of Dow Jones or S&P or any data included therein, or (v) the merchantability or fitness for a particular purpose of the indexes of Dow Jones or S&P or any data included therein. Dow Jones and S&P have no obligation or liability for any errors, omissions or interruptions in any of the indexes of them or data related to them and under no circumstances will Dow Jones or S&P be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or S&P know that such losses might occur. Dow Jones and S&P do not have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust, have any responsibility or liability for the administration, management or marketing of the Trust or to consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index or S&P REIT Index, respectively. The only relationship between Dow Jones or S&P and the Trust is the licensing of certain servicemarks and trade names.


     Pursuant to an exemptive order from the SEC, the Trust plans to offer the Portfolios' shares on a continuous basis to insurance company separate accounts that offer variable life and variable annuity insurance contracts ("Contracts"), certain qualified retirement and pension plans outside the separate account context ("Qualified Plans"), separate accounts that are not registered as investment companies ("Unregistered Separate Accounts") and other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5 certain qualified retirement plans.

     The Portfolios do not foresee any disadvantage to purchasers of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict. For example, violation of the federal tax laws by one separate account investing in any of the Portfolios could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken. If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in one or more of the Portfolios. If it becomes necessary for any separate account to replace shares of any of the Portfolios with another investment, such Portfolios may have to liquidate securities on a disadvantageous basis. At the same time, the Adviser, each sub-adviser and each Portfolio are subject to conditions imposed by the SEC designed to prevent or remedy any conflict of interest. In this connection, the Board of Trustees has the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.


     [TO BE UPDATED As of April 6, 2004, WRL Series Life Account, 570 Carillon Parkway, St. Petersburg, FL 33716-1202 ("WRL") owned of record or beneficially shares of each Portfolio as follows: [GIVE % FOR EACH PORTFOLIO]. Persons or organizations owning beneficially 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. As a result, WRL could have the ability to approve or reject those matters submitted to the shareholders of such Portfolio for their approval, including the election of Trustees, approval of an investment advisory agreement and adoption of a distribution plan under Rule 12b-1 of the 1940 Act.

     [As of April 6, 2004, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of each Portfolio.]

     For a description of the methods used to determine the share price and value of each Portfolio's assets, see "Valuation of Shares" in the Portfolios' Prospectus and "Determination of Share Price" in this Statement of Additional Information.



ADDITIONAL   INFORMATION   ABOUT   EACH   PORTFOLIO'S   INVESTMENTS   AND   RISK
CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments that each Portfolio may make and some of the techniques that may be used, as described in the Prospectus.

Equities

     Each Portfolio (except the Access U.S. Government Money Market Portfolio) may invest in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights.

     Common Stocks. Common stocks represent the residual ownership interest in an issuer and are entitled to the income and increase in the value of the assets and business of the issuer after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights.

     Preferred Stocks. Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.

     Convertible Securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock, within a particular period of time, at a specified price or formula. A convertible security generally entitles a holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.

     Warrants and Rights. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Warrants may be either perpetual or of limited duration but usually do not have voting rights, pay dividends or have rights with respect to the assets of the corporation issuing them. Rights are similar to warrants, but normally have shorter durations.

Debt Securities


     Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance credit needs. Corporate debt securities include commercial paper that consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance current operations. The Adviser and sub-adviser consider corporate debt securities to be of investment grade quality if they are rated "A-" or higher by S&P, "A-3" or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Portfolio's sub-adviser to be of comparable quality.

Money Market Instruments and United States Government Securities


     Each Portfolio may invest in money market instruments consistent with the Portfolio's investment objectives. Money market instruments may include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, including direct obligations of the United States Treasury ("U.S. Government Securities"). U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the United States Treasury or by an agency or instrumentality of the United States Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the United States Treasury; others are backed by discretionary authority of the United States Government to purchase the agency's obligations while others are supported only by the credit of the agency or instrumentality. It is possible that the United States Government would not provide financial support to its agencies if not required to do so by law.

     Access U.S. Government Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or securities fully collateralized by such obligations, that have been determined by the Portfolio's sub-adviser to present minimal credit risk.

     United States Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the United States government as to payment of principal and interest and are the highest quality government securities. Securities issued by some United States government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the United States Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the United States Treasury under certain circumstances, but are not backed by the full faith and credit of the United States Government. If a United States Government agency in which a Portfolio invests defaults and the United States Government does not stand behind the obligation, the Portfolio's share price could fall.

     Money market instruments also may include Bankers' Acceptances, Certificates of Deposit of domestic branches of U.S. banks, commercial paper, Variable Amount Demand Master Notes ("Master Notes"), Time Deposits and shares of money market investment companies.

     Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. A Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Portfolios would generally be in amounts of $100,000 or more. Time Deposits are monies kept on deposit with banks and savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case yields of these investments will be reduced.

     Commercial paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial paper maturity generally ranges from two to two hundred seventy days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Each Portfolio will invest in commercial paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's or respective sub-adviser's assessment.

     Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by a Portfolio only through the Master Note program of that Portfolio's custodian, acting as administrator thereof. Each Portfolio's sub-adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Portfolio. A Portfolio may invest in shares of money market investment companies to the extent permitted by the 1940 Act. Investments by a Portfolio in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses. See "Investments in Other Investment Companies" below.




Foreign Markets and American Depositary Receipts


     Potomac OTC Plus Portfolio and Potomac Small Cap Plus Portfolio, may invest in American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are issued by U.S. banks as a convenience to investors, in lieu of the underlying shares that it holds in custody. Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Foreign stock markets are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there may be less information publicly available about a foreign company than about a U.S. company. Foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

     The Potomac Portfolios may have additional indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Illiquid Investments and Restricted Securities

     No Portfolio will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Securities currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days,
(2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     A Portfolio may not be able to sell illiquid securities when the sub-adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid securities may require more time and result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset values.


     Notwithstanding  the  foregoing,  each  Portfolio  (except  the Access U.S.
Government Money Market Portfolio) may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A of the Securities Act of 1933, as amended ("1933 Act"). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Portfolio could affect adversely the marketability of such securities and a Portfolio may be unable to dispose of such securities promptly or at reasonable prices. Each respective sub-adviser, under the supervision of the Adviser and the Board of Trustees, will consider and monitor whether securities purchased under Rule 144A are illiquid and thus subject to each Portfolio's restriction of investing no more than 15% of its net assets in illiquid securities.


Indexed Securities


     Wells S&P REIT IndexSM Portfolio and the Potomac Portfolios may purchase indexed securities consistent with each Portfolio's investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

     The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

     In addition, Wells S&P REIT IndexSM Portfolio and the Potomac Portfolios may invest in a range of exchange-traded funds ("ETFs"). ETFs may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQQs") and iShares. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the AMEX. QQQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQQs and iShares are considered to be investment companies, see "Investments in Other Investment Companies" below.

     The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Each Portfolio intends to be a short-term investor in ETFs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, a Portfolio may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Portfolio's sub-adviser, believes it is in the Portfolio's interest to do so. The Portfolio's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.


     There is a risk that the underlying ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Portfolio intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although each Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

     There are risks associated with the potential investment of a Portfolio's assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:


     Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an ETFs portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETFs income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETFs shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

     Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities. In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

     Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by "S&P" or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

Investments in Other Investment Companies

     Each Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Portfolio's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Portfolio becomes a shareholder of that investment company. As a result, the Portfolios' shareholders indirectly will bear a Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio's shareholders directly bear in connection with the Portfolio's own operations.


     Under the 1940 Act, a Portfolio may not acquire shares of another investment company (ETFs or other mutual funds) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock (the "3% Limitation"). Accordingly, each Portfolio is subject to the 3% Limitation unless (i) the ETF or the Portfolio has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Portfolios, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Portfolios") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Portfolios. The Portfolios may enter into such an agreement with iShares in the future so that the Portfolios will be permitted to invest in iShares Portfolios in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolios may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.


     Under the 1940 Act, a Portfolio must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of ETFs, Index Funds and other investment companies and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Index Fund or other investment company shares held by a Portfolio, the Portfolio intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Options, Futures and Other Strategies


     General. The Potomac Portfolios may invest in certain options, futures contracts and options on futures contracts (collectively, "Financial
Instruments"). The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Portfolio's ability to use Financial Instruments may be limited by tax considerations.


     Special Risks. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Prices may also diverge as a result of differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.


     A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. If a Portfolio were unable to close out its positions in a Financial Instrument, it might be required to continue to maintain such assets or accounts or make payments until the Financial Instrument expires or matures. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

     Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above, in compliance with SEC guidelines regarding cover for these instruments. Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.

     Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets. Because options premiums paid or received by a Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

     The Portfolios may effectively terminate the right or obligation under an option by entering into a closing transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration. A Portfolio's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. If a Portfolio were unable to effect a closing transaction for an option it has purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.


     Over-The-Counter Options on Securities. The Potomac Portfolios may invest in over-the-counter options ("OTC options"). OTC options generally are established through negotiation with the other party to the option contract and OTC options generally involve greater risk than exchange-traded options. While exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Failure by the counterparty to make or take delivery of the underlying investment would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     Futures Contracts and Options on Futures Contracts. The Potomac Portfolios may invest in futures contracts. A futures contract (sometimes referred to as "futures") obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.


     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether the Portfolio realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Portfolio's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. The Portfolios only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.


     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.

     Participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.


     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.

     Combined Positions. The Potomac Portfolios may each purchase and write combined options. A Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


         Stock Index Options.


     The Potomac Portfolios may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

     A Portfolio's use of stock index options is subject to certain risks. Successful use by a Portfolio of options on stock indices will be subject to the ability of the sub-adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Portfolio's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as the Portfolio's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolio's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Portfolio. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Repurchase Agreements

     Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Swap Agreements


     The Potomac Portfolios may enter into equity index swap agreements, consistent with each Portfolio's investment objectives, for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns, or differentials in rates of return, earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Portfolios calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Because swap agreements do not involve the delivery of securities or other underlying assets, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. Each of the Portfolios will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

     Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio illiquid investment limitation. No Portfolio will enter into any swap agreement unless the Portfolio's sub-adviser believes that the other party to the transaction is creditworthy. [The Portfolios will not enter into any swap agreement unless the other party to the transaction would be eligible for consideration as a repurchase agreement party under the Portfolios' repurchase agreement guidelines.] [A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.]

     Each Potomac Portfolio may enter into a swap agreement with respect to an equity market index in circumstances where the sub-adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.


     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The sub-adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

     The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales


     The Potomac Portfolios may engage in short sale transactions under which the Portfolio sells a security that it does not own. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The prices at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until a Portfolio closes its short position or replaces the borrowed stock, the Portfolio will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the greater of a) the current value of the stock sold short or b) the value of the stock at the time of the short sale; and/or (2) otherwise cover the Portfolio's short position.

     Each Portfolio may engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").


     Borrowing

     Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio, Potomac Mid Cap Plus Portfolio and Portfolio Small Cap Plus Portfolio may borrow money up to 33 1/3% of the value of its total assets for investment purposes, which is a form of leveraging. Purchasing securities with borrowed money is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Portfolio's net asset value and on a Portfolio's investments. Although the principal of such borrowings will be fixed, each Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with money borrowed by a Portfolio is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Lending Portfolio Securities

     Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing any combination of short-term U.S. Government Securities and cash as collateral with the Portfolio. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked-to-market daily. While a Portfolio's securities are on loan, the
Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. Loans would be subject to termination by the lending Portfolio on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Portfolio and that Portfolio's shareholders. A lending Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

Tracking Error


     Several factors may affect the ability of the Wells S&P REIT IndexSM Portfolio and the Potomac Portfolios to track (or inversely track) the performance of their applicable indices. These factors may include: (1) Portfolio expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Portfolio and securities not included in the target index being held by a Portfolio; (3) an imperfect correlation between the performance of instruments held by a Portfolio, such as futures contracts and options, and the performance of the underlying securities in the case market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Portfolio holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Portfolios' portfolio holdings to comply with that Portfolio's investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Portfolio's investments (which will cause divergence between the Portfolio and its target index over time due to the mathematical effects of leveraging).


     While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Portfolio's short-term performance will reflect such deviation from its target index.


     In the case of the Potomac U.S./Short Portfolio, whose net asset value is intended to move inversely from its target index, the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Portfolio and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Portfolio's net asset value can be altered significantly over time by a compounding effect. For example, if the Portfolio achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased over that period, a compounding effect for that period would result, causing an increase in the Portfolio's net asset value by a percentage that would be somewhat greater than the percentage that the index's returns decreased. Conversely, if the Portfolio maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease in the Portfolio's net asset value by a percentage that would be somewhat less than the percentage that the index's returns increased.



INVESTMENT RESTRICTIONS


     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Portfolio and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of any Portfolio. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Portfolio means the lesser of: (a) 67% or more of the outstanding shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Portfolio. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders, to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental.

     1. Borrowing Money. The Portfolios will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude any Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

     2. Senior Securities. The Portfolios will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by any Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Portfolios will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of investment portfolio securities, including restricted securities, the Portfolios may be deemed an underwriter under certain federal securities laws.


     4. Real Estate. The Portfolios will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or  represent  interests  in real estate.  This  limitation  does not
preclude  any  Portfolio  from  investing  in  mortgage-related   securities  or
investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts. This limitation does not preclude the Wells S&P REIT IndexSM Portfolio from investing at least 80% of its assets in real estate investment trusts that are part of the S&P REIT Index.


     5. Commodities. The Portfolios will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude any Portfolio from purchasing or selling indexed securities, swap agreements, options, futures or related contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.


     6. Loans. The Portfolios will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Portfolio will invest 25% or more of its total assets in a particular industry, except that the Wells S&P REIT IndexSM Portfolio will invest at least 25% of its assets in securities of issues in the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Wells S&P REIT IndexSM Portfolio and Access U.S. Government Money Market Portfolio will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Portfolio will be invested in cash and cash items, including receivables, Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount, determined immediately after the latest acquisition of securities of the issuer, not greater in value than 5% of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.


     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Portfolio and are non-fundamental ("Non-Fundamental"), see "Investment Limitations - Fundamental" above.

     1. Pledging. The Portfolios will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of any Portfolio except as may be necessary in connection with borrowings described above or in connection with the purchase or sale of securities on a delayed delivery basis. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, options on futures, forward contracts, swaps, caps, floors, collars, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. No Portfolio will purchase any security while borrowings, including reverse repurchase agreements, representing more than one third of its total assets are outstanding.

     3. Margin Purchases. No Portfolio will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Illiquid Investments. No Portfolio will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


     5. 80% Investment Policy. Under normal circumstances, the Potomac Portfolios will each invest at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that, for each Potomac Plus Portfolio, correspond to 125% of its respective index and, for the Potomac U.S./Short Portfolio, that inversely correspond to its index. No Portfolio will change its respective 80% investment policy unless the applicable Portfolio's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the applicable Portfolio's shareholders.


THE INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser

     The investment adviser to each of the Portfolios is Access Fund Management, LLC, 28050 US Hwy. 19 N., Suite 301, Clearwater, Florida, 33761. The Adviser was organized as a Florida limited liability company in 2003. Michael V. Williams is the sole member of the Adviser, is a manager of the Adviser, and may be deemed to control the Adviser.


     Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of
Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. [Effective May 1, 2005 through April 30, 2006], the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short); taxes; and extraordinary or non-recurring expenses) at 1.45% of the Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the Sub-Adviser's Letter Agreement. For the period May 1, 2003 (commencement of operations) through December 31, 2003, and the fiscal year ended December 31, 2004, the Portfolios paid the Adviser the following investment advisory fees:



                                                             For the Period May 1, 2003    For the Fiscal Year Ended
                                                            (commencement of operations)       December 31, 2004
                                                              through December 31, 2003
Wells S&P REIT IndexSM Portfolio                                         $0                          $[__]
Potomac OTC Plus Portfolio                                             $24,115                       $[__]
Potomac Dow 30SM  Plus Portfolio                                         $0                          $[__]
Access U.S. Government Money Market Portfolio                          $33,676                       $[__]
Potomac Small Cap Plus Portfolio                                        N/A1                         $[__]
Potomac Mid Cap Plus Portfolio                                          N/A1                         $[__]
Potomac U.S./Short Portfolio                                            N/A1                         $[__]
1 Did not pay any advisory fees for the period because the Portfolio had not commenced operations.



     The Adviser retains the right to use the name "Access" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Access" automatically ceases ninety (90) days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to insurance companies or other financial institutions that provide shareholder services and administer shareholder accounts. Insurance companies or other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. Each Portfolio may from time to time purchase securities issued by insurance companies or other financial institutions that provide such services, however, in selecting investments for a Portfolio, no preference will be shown for such securities.

     The  Adviser  shall  not be  liable  to the  Trust or any  shareholder  for anything  done or omitted by it,  except  acts or  omissions  involving  willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Sub-Advisers


     The sub-adviser to Wells S&P REIT IndexSM Portfolio is Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Atlanta, Georgia 30092. Leo F. Wells III, as the controlling shareholder of Wells, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is the president and CEO of Wells, Wells Capital, Inc., and various other related companies. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. [Effective May 1, 2005 through April 30, 2006], Wells has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation. For the period May 1, 2003 (commencement of operations) through December 31, 2003 and the fiscal year ended December 31, 2004, Wells received no fees and [$__], respectively, from the Adviser for these services.


     Wells retains the right to use the name "Wells" in connection with another investment company or business enterprise with which Wells is or may become associated. The Trust's right to use the name "Wells" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Wells on ninety days written notice.


     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Investments ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland to manage the Wells S&P REIT IndexSM Portfolio's investments. The 2003 Dynamic Irrevocable Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young may be deemed to control Rydex. For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Fund, a series of the Wells Family of Real Estate Funds, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and
0.10% of such assets in excess of $500,000,000; subject to a minimum monthly fee of $10,000. For the period May 1, 2003 (commencement of operations) through December 31, 2003 and the fiscal year ended December 31, 2004, Rydex received $872 and $[__], respectively, from Wells for these services.

     The sub-adviser to the Potomac Portfolios and Access U.S. Government Money Market Portfolio is Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty was organized as a New York limited liability corporation in June 1997. Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. [Effective May 1, 2005 through April 30, 2006], Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the Portfolios it manages to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Potomac Portfolios within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the relevant expense limitation. The following table provides information regarding fees paid to Rafferty by the
Adviser:

                                                                  For the period May 1,    For the fiscal year ended
                                                                  2003 (commencement of        December 31, 2004
                                                                   operations) through
                                                                    December 31, 2003
Potomac OTC Plus Portfolio                                               $24,115                     $[__]
Potomac Dow 30sm Plus Portfolio                                            $0                        $[__]
Access U.S. Government Money Market Portfolio                            $33,676                     $[__]
Potomac Small Cap Plus Portfolio                                          N/A1                       $[__]

Potomac Mid Cap Plus Portfolio                                            N/A1                       $[__]



Potomac U.S./Short Portfolio                                              N/A1                       $[__]
1 Did not pay any advisory fees for the period because the Portfolio had not commenced operations.

     Rafferty retains the right to use the name "Potomac" in connection with another investment company or business enterprise with which Rafferty is or may become associated. The Trust's right to use the name "Potomac" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Rafferty on ninety days written notice.

     For purposes of each sub-adviser's fee waiver and expense reimbursement obligations described above, "operating expenses" of a Portfolio, include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

     Subject always to the control of the Board of Trustees, each sub-adviser, at its expense, furnishes continuously an investment program for each Portfolio sub-advised by that sub-adviser. Each sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the respective Portfolio sub-advised by that sub-adviser. Each sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each sub-adviser pays all expenses incurred by it in connection with its activities under its sub-advisory agreement with the Adviser other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the respective Portfolio sub-advised by that sub-adviser. In the case of Wells S&P REIT IndexSM Portfolio, Wells has delegated these duties to Rydex.

     The Portfolio Managers - -Wells S&P REIT IndexSM Portfolio

     John H. Escario, William E. Flaig, Jr., and James R. King are the portfolio managers responsible for the management of the Wells S&P REIT Index Portfolio. As of December 31, 2004, the Portfolio Managers were responsible for the management of the following types of accounts:



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                                         Number of Accounts     Total Assets By
                          Number of Accounts     Total Assets By         by Type Subject to a   Account Type Subject
John H. Escario           by Account Type        Account Type            Performance Fee        to a Performance Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Registered Investment              11                $1,063,798,231                1                $108,580,275
Companies
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Pooled Investment             0                      $0                      0                     $0
Vehicles
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Accounts                      0                      $0                      0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
William E. Flaig, Jr.     Number of Accounts     Total Assets By         Number of Accounts     Total Assets By
                                                                         by Type Subject to a   Account Type Subject
                          by Account Type        Account Type            Performance Fee        to a Performance Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Registered Investment              93               $14,908,106,574                1                $108,580,275

Companies

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Pooled Investment             0                      $0                      0                     $0
Vehicles
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Accounts                      0                      $0                      0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
James R. King             Number of Accounts     Total Assets By         Number of Accounts     Total Assets By
                                                                         by Type Subject to a   Account Type Subject
                          by Account Type        Account Type            Performance Fee        to a Performance Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Registered Investment              50               $10,631,172,435                0                     $0

Companies

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Pooled Investment             0                      $0                      0                     $0
Vehicles
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Accounts                      0                      $0                      0                     $0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------



     The portfolio management team's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Portfolios' investments, on the one hand, and the investments of the other accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as a Portfolio, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Portfolio trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, it is also possible that a potential conflict of interest may arise if the portfolio managers manage accounts with a performance-based management fee in addition to the Portfolio and other accounts without a performance-based fee. However, Rydex believes that it has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

     Portfolio manager compensation consists of a base salary, 401k retirement plan, and variable pay that maintains a competitive position to the marketplace. Variable pay is awarded based on company-wide performance and subjective criteria established by the individual's manager. Variable pay based on company-wide performance is measured in terms of achieving preset total assets under management and overall firm profitability targets. Variable pay based on subjective criteria established by the individual's manager consists of a mix of fund performance, investment research contribution, sales and marketing support. Fund performance is determined on a pre-tax basis and is measured over a calendar quarter time period. Performance is measured against the following benchmarks: an internally developed index of securities or if applicable a public index of securities (e.g., the S&P 500 Index) and a peer group of comparable portfolios.


     As of December 31, 2004, none of the Portfolio Managers owned any shares of Wells S&P REIT Index Portfolio.

     The Portfolio Managers - -Potomac Portfolios

     Paul Brigandi and Michael Marcantonio are the portfolio managers responsible for the day-to-day management of the Potomac Portfolios and the U.S. Government Money Market Portfolio. As of December 31, 2004, the Portfolio Managers were responsible for the management of the following types of accounts:


------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Paul Brigandi             Number of Accounts     Total Assets By         Number of Accounts     Total Assets By
                                                                         by Type  Subject to    Account Type Subject
                          by Account Type        Account Type            a Performance Fee      to a Performance Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Registered Investment                            $__________                                    $_________
Companies
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Pooled Investment
Vehicles
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Accounts
------------------------- ---------------------- ----------------------- ---------------------- ----------------------



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Michael Marcantonio       Number of Accounts     Total Assets By         Number of Accounts     Total Assets By
                                                                         by Type Subject to a   Account Type Subject
                          by Account Type        Account Type            Performance Fee        to a Performance Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Registered Investment     6                      $__________
Companies
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Pooled Investment
Vehicles
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Accounts
------------------------- ---------------------- ----------------------- ---------------------- ----------------------






     Rafferty does not believe that the portfolio managers have any material conflicts of interest as a eresult of managing other accounts because all accounts managed by the portfolio managers are index funds or money market funds, which do not raise generally present conflict issues.


     The Portfolio Managers' compensation consists of a base salary, 401k retirement plan, and a bonus related to overall firm performance (not the performance of any specific account).


     As of December 31, 2004, neither of the Portfolio Managers owned any shares of the Potomac Portfolios and the U.S. Government Money Market Portfolio.

Approval of Agreements

Approval of Management Agreement


     Access Fund Management, LLC ("Access") is the Portfolios' current investment manager. Prior to April 1, 2004, Michael V. Williams and Mark T. Bolt were the sole members of Access. On or about April 1, 2004, Mr. Williams acquired all of Mr. Bolt's membership interest in Access, becoming the 100% owner of Access. Pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), a mutual fund management agreement automatically terminates in the event of its assignment. Under the Investment Company Act, a change of control of the manager results in an assignment and termination of the manager's management agreements. The sale by Mr. Bolt of his interest in Access to Mr. Williams caused a change of control of Access and the automatic termination of the old management agreement between Access and the Trust. On March 3, 2004, the Board of Trustees approved an interim management agreement to take effect upon the change of control. Subject to shareholder approval, the Board of Trustees also approved a new management agreement for the Portfolios with Access. At a Special Shareholder Meeting on April 26, 2004, the shareholders of each Portfolio approved the new management agreement with Access. The new management agreement is identical in all material respects to the previous management agreement, with the exception of technical amendments arising from changes in the date of its execution, effectiveness and termination.


     At its March 3, 2004 meeting, the Board of Trustees determined that continuity and efficiency of portfolio investment advisory services after the change of control of Access could best be assured by approving the new management agreement. The Board believed that the new management agreement would enable the Trust to continue to obtain management services of high quality at costs that it deems appropriate and reasonable and that approval of the new management agreement was in the best interests of the Trust and the shareholders of each of the Portfolios. The Board, including the Independent Trustees, evaluated the new management agreement with Access for each of the Portfolios and the impact on the Portfolios of retaining Access as the investment manager of the Portfolios. Mr. Williams of Access discussed with the other Trustees the reasons for the change of control at Access, the experience and background of the individual employees of Access, the ability of Access to perform under the terms of the proposed new agreement, and Access' financial condition. In evaluating the impact of the acquisition, the Board, including the Independent Trustees, requested and reviewed, with the assistance of legal counsel, materials furnished by Access, including a memorandum discussing the operations of Access and financial information, and discussed the proposed new agreement. The Independent Trustees met separately with legal counsel.

     The Board gave careful consideration to factors deemed relevant to the Trust and the Portfolios, including, but not limited to (i) the performance of each of the Portfolios since commencement of its operations, (ii) the fact that Mr. Bolt intended to remain an employee of Access, (iii) the experience, reputation, qualifications and background of Access personnel; and (iv) the fact that there will be no diminution in the nature and quality of operations and services that Access will continue to provide to the Portfolios as a result of the change of control.


     The Board discussed at length with Mr. Williams the plans and current activities of Access that are intended to benefit the Trust. The Board viewed as significant the representation of Access that the same persons who are presently responsible for the investment advisory operations of the Portfolios will continue in such positions following the change in control, that no changes in the investment manager's method of operations or location are expected, and that the terms of the new agreement are identical to the previous agreement.

     As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the new management agreement is in the best interests of the Trust and of the Portfolios and the shareholders thereof. Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the new management agreement and voted to recommend it to shareholders for approval.

Approval of Sub-Advisory Agreement - Wells Asset Management, Inc.



[TO BE UPDATED - Description of Wells contract renewal per recent minutes]

Approval of Sub-Sub Advisory Agreement - Wells Asset Management, Inc./Rydex Global Advisors

     The Board of Trustees considered and approved a new sub-sub-advisory agreement between Wells and Rydex, with respect to the Wells S&P REIT IndexSM Portfolio at a meeting held on March 3, 2004. Counsel to the Trust reviewed the terms of the proposed Agreement. The Trustees discussed the proposed relationship between the Adviser and Wells, and the proposed relationship between Wells and Rydex and the fees to be paid to each. They noted that the Wells S&P REIT IndexSM Portfolio would be paying no fees directly to either Wells or Rydex. Rydex served as the sub-adviser to the Wells S&P REIT IndexSM Portfolio pursuant to a sub-advisory agreement between Wells and Rydex that went into effect on May 1, 2003 and would have been effective until April 30, 2005. The previous sub-advisory agreement was approved by the Board of Trustees on April 9, 2003 and was approved by the shareholders of the Wells S&P REIT IndexSM Portfolio on April 23, 2003, as the initial sub-advisory agreement for the Portfolio. Rydex is owned entirely by the 2003 Dynamic Irrevocable Trust (the "Viragh Family Trust"). Prior to his death on December 11, 2003, Mr. Albert P. "Skip" Viragh, Jr. controlled the Viragh Family Trust. Upon Mr. Viragh's death, there was a change of control of the Viragh Family Trust. This change of control of the Viragh Family Trust resulted in a change of control of Rydex, which in turn resulted in the termination of the sub-sub-advisory agreement between Rydex and Wells. Shortly after Mr. Viragh's death, the Board of Trustees approved an interim sub-sub-advisory agreement for the Wells S&P REIT IndexSM Portfolio
between  Rydex  and  Wells.   Pursuant  to  the  Investment   Company  Act,  the
shareholders of the Wells S&P REIT IndexSM Portfolio must approve a new sub-sub-advisory agreement within 150 days from the date on which the previous agreement terminated. On March 3, 2004, the Board of Trustees approved the adoption of a new sub-advisory agreement for the Wells S&P REIT IndexSM Portfolio between Rydex and Wells, subject to shareholder approval. At a Special Shareholder Meeting on April 26, 2004, the shareholders of Wells S&P REIT IndexSM Portfolio approved the new sub-sub-advisory agreement.

     At a meeting of the Board of Trustees held on March 3, 2004, the Board determined that continuity and efficiency of portfolio investment sub-sub-advisory services after the change of control of Rydex could best be assured by approving the new sub-sub-advisory agreement. The Board believed that the new sub-sub-advisory agreement would enable the Wells S&P REIT IndexSM Portfolio to continue to obtain advisory services of high quality at costs which it deems appropriate and reasonable and that approval of the new sub-sub-advisory agreement was in the best interests of the Trust and the shareholders of the Wells S&P REIT IndexSM Portfolio. The Board, including the Independent Trustees, evaluated the impact of the proposed new sub-sub-advisory agreement on the Wells S&P REIT IndexSM Portfolio. In evaluating the impact, the Board, including the Independent Trustees, requested, reviewed and discussed, with the assistance of legal counsel, information about the Wells S&P REIT IndexSM Portfolio's performance since inception and the terms of the proposed new agreement. A representative of Rydex participated in the meeting by telephone and discussed with the Board all personnel changes at Rydex since the change in control, the current financial condition of Rydex and the firm's plans for the future. The Independent Trustees met separately with legal counsel.

     In making this recommendation, the Trustees primarily evaluated their satisfaction with the experience, reputation, qualifications and background of Rydex's investment personnel and the nature and quality of operations and services that Rydex will continue to provide the Wells S&P REIT IndexSM
Portfolio with no change in fees. The Board viewed as significant the representation of Rydex that the same persons who are presently responsible for the investment advisory operations of the Wells S&P REIT IndexSM Portfolio will continue in such positions following the change in control, that no changes in Rydex's method of operations or location are expected, and that no diminution of the scope and quality of advisory services provided to the Wells S&P REIT IndexSM Portfolio will result from that change of control.

     The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Wells S&P REIT IndexSM Portfolio, including, but not limited to (i) the performance of the Wells S&P REIT IndexSM Portfolio since the commencement of its operations, (ii) the investment objective and policies of the Wells S&P REIT IndexSM Portfolio, (iii) the financial condition of Rydex, and (iv) the fact that the terms of the new agreement are substantially identical to the current agreement.

     As a result of their considerations, the Board of Trustees, including all of the independent Trustees, determined that the new sub-sub-advisory agreement is in the best interests of the Wells S&P REIT IndexSM Portfolio and its shareholders. Accordingly, the Board of Trustees, by separate vote of the independent Trustees and the entire Board of Trustees, unanimously approved the new agreement and voted to recommend it to shareholders for approval.

Approval of Sub-Advisory Agreements - Rafferty Asset Management, LLC


     [TO BE UPDATED per recent minutes] [The Board of Trustees considered and renewed the Sub-Advisory Agreements between the Adviser and Rafferty, with respect to the Potomac Dow 30 Plus Portfolio, the Potomac OTC Plus Portfolio, the Access U.S. Government Money Market Portfolio, the Potomac Mid Cap Plus Portfolio, the Potomac Small Cap Plus Portfolio, and the Potomac U.S./Short Portfolio at a meeting held on [_____]. Counsel to the Trust reviewed the terms of the Agreements. The Trustees discussed the relationship between the Adviser and Rafferty, and the fees to be paid to each. They noted that the Portfolios would be paying no fees directly to Rafferty. Daniel O'Neill joined the meeting to discuss the approval of the Agreement. He described the firm, its personnel, and the investment philosophy that would be used in connection with the Portfolios. He noted that the Portfolios would generally be fully invested, and described some of the more aggressive techniques that would be used. He assured the Board that there would be no soft dollar arrangements in place. The Trustees reviewed the firm's Code of Ethics, and Mr. O'Neill certified that there were procedures in place reasonably designed to prevent and detect violations of the Code. The Trustees then reviewed a recent balance sheet and income statement from Rafferty, and information regarding the prior performance of the sub-adviser. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Rafferty and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to Rafferty pursuant to the Agreements were reasonable. The Trustees determined that the overall arrangements provided under the terms of the proposed Agreements were reasonable business arrangements, and that the Agreements should be approved with respect to the three Portfolios.]


DISTRIBUTION PLAN


     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits each Portfolio to pay directly, or reimburse the Adviser, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of each Portfolio. Under the Plan, the Trust may engage in any activities related to the distribution of each Portfolios' shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that are engaged in the sale of shares, or that may be advising shareholders of the Portfolio regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Portfolio and its shareholders; (b) payments made to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that render shareholder support services not otherwise provided by the Portfolio's transfer agent, including, but not limited to, allocated overhead, office space and equipment, computer programming expense, telephone facilities and expenses, answering routine inquiries regarding the Portfolio, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) expenses of maintaining personnel (including personnel of organizations with which the Portfolio has entered into agreements related to this Plan) who engage in or support distribution of shares (including training costs); (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Portfolio for recipients other than existing shareholders of the Portfolio; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Portfolio may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

     The Trustees expect that the Plan may significantly enhance each Portfolio's ability to distribute its shares. The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of any of the Portfolios and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. The Trustees must approve continuation of the Plan and the related agreements annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of each Portfolio. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of each Portfolio, and all material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees. For the period May 1, 2003 (commencement of operations) through December 31, 2003 and the fiscal year ended December 31, 2004, each Portfolio paid the following distribution fees:


                                                             For the Period May 1, 2003    For the Fiscal Year Ended
                                                            (commencement of operations)       December 31, 2004
                                                              through December 31, 2003
Wells S&P REIT IndexSM Portfolio                                       $1,219                        $[__]
Potomac OTC Plus Portfolio                                             $14,920                       $[__]
Potomac Dow 30SM  Plus Portfolio                                       $1,866                        $[__]
Access U.S. Government Money Market Portfolio                            $0                          $[__]
Potomac Small Cap Plus Portfolio                                        N/A1                         $[__]
Potomac Mid Cap Plus Portfolio                                          N/A1                         $[__]
Potomac U.S./Short Portfolio                                            N/A1                         $[__]
1 Did not pay any distribution fees for the period because the Portfolio had not commenced operations.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each
Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Trust is not part of a fund complex, and each Trustee oversees each Portfolio.


     [TO BE UPDATED] The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment
Company Act of 1940, and each officer of the Trust.


-------------------------------- ----------------------------- -------------------------------------- ---------------
                                 Position(s) Held With Trust    Principal Occupations During Past 5       Other
     Name, Age and Address        and Length of Time Served                    Years                  Directorships
                                                                                                         Held by
                                                                                                         Trustee
-------------------------------- ----------------------------- -------------------------------------- ---------------
-------------------------------- ----------------------------- -------------------------------------- ---------------
Michael V. Williams1                Trustee, President and       Marketing VP with Western Reserve         None
28050 U.S. Highway 19 North          Treasurer since 2003        Life from 1990 to September 2002;
Suite 301                                                         President of the Adviser since
Clearwater, Florida 33761                                           December 2002; President of
Year of Birth: 1948                                            Insurance Technology Group, Inc., an
                                                                 internet marketing platform, and
                                                                Executive VP of C.O.R.E. Marketing,
                                                                Inc., an insurance wholesale firm,
                                                                       since September 2002
-------------------------------- ----------------------------- -------------------------------------- ---------------
-------------------------------- ----------------------------- -------------------------------------- ---------------
Mark Bolt                                                      President, Doulas Financial Group, a        N/A
431 N. Pennsylvania Street           Secretary since 2004           marketing firm, since 2001
Indianapolis, IN 46204
Year of Birth: 1953

-------------------------------- ----------------------------- -------------------------------------- ---------------
-------------------------------- ----------------------------- -------------------------------------- ---------------

Ken Trumpfheller                   Chief Compliance Officer     Chief Compliance Officer of Adviser        N/A
1793 Kingswood Drive                      since 2004            since 2004; President and Managing
Southlake, TX  76092                                            Director of Unified Fund Services,
Year of Birth: 1958                                            Inc. from 2000 to 2003; President of
                                                                 AmeriPrime Financial Services and
                                                               AmeriPrime Financial Securities from
                                                                1994 to 2001; President and Trustee
                                                                 of AmeriPrime Funds from 1995 to
                                                                        2003; President and
                                                                    Trustee AmeriPrime Advisors
                                                                      Trust from 1999 to 2003

-------------------------------- ----------------------------- -------------------------------------- ---------------

1 Mr. Williams may be deemed to be an "interested person" of the Trust because he is President of Access Fund Management, LLC, the investment adviser to each of the Portfolios.


     [TO BE UPDATED] The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


-------------------------------- ------------------ --------------------------------------------- -----------------
                                 Position(s) Held                                                      Other
     Name, Age and Address        With Trust and     Principal Occupations During Past 5 Years     Directorships
                                     Length of                                                    Held by Trustee
                                    Time Served
-------------------------------- ------------------ --------------------------------------------- -----------------
-------------------------------- ------------------ --------------------------------------------- -----------------
Gary E. Hippenstiel                                 Director, Vice President and Chief            Trustee of
431 N. Pennsylvania Street         Trustee since    Investment Officer of Legacy Trust Company    AmeriPrime
Indianapolis, IN 46204                 2003         since 1992.                                   Funds since
Year of Birth:  1947                                                                              1995; Trustee
                                                                                                  of AmeriPrime
                                                                                                  Advisors Trust
                                                                                                  and Unified
                                                                                                  Series Trust
                                                                                                  since 2002;
                                                                                                  Trustee of CCMI
                                                                                                  Funds since
                                                                                                  2003.
-------------------------------- ------------------ --------------------------------------------- -----------------
-------------------------------- ------------------ --------------------------------------------- -----------------
Mark W. Muller                                      President of JAMAR Resources, Inc., a
431 N. Pennsylvania Street         Trustee since    manufacturers' representative firm,                 None
Indianapolis, IN 46204                 2003         September 2001 to present; Account Manager
Year of Birth:  1964                                for SCI, Inc., a custom manufacturer, from
                                                    April 2000 to September 2001.  Account
                                                    Manager for Clarion Technologies, a
                                                    manufacturer of automotive, heavy truck,
                                                    and consumer goods, from 1996 to April
                                                    2000.  Trustee of AmeriPrime Funds and
                                                    AmeriPrime Advisors Trust until December
                                                    2002.
-------------------------------- ------------------ --------------------------------------------- -----------------
-------------------------------- ------------------ --------------------------------------------- -----------------
Richard J. Wright, Jr.                              Various positions with Texas Instruments, a
431 N. Pennsylvania Street         Trustee since    technology company, since 1995, including           None
Indianapolis, IN 46204                 2003         the following:  Program Manager for
Year of Birth:  1962                                Semi-Conductor Business Opportunity
                                                    Management System, 1998 to present;
                                                    Development Manager for web-based
                                                    interface, 1999 to present; Systems Manager
                                                    for Semi-Conductor Business Opportunity
                                                    Management System, 1997 to 1998;
                                                    Development Manager for Acquisition
                                                    Manager, 1996-1997; Operations Manager for
                                                    Procurement Systems, 1994-1997.  Trustee of
                                                    AmeriPrime Funds and AmeriPrime Advisors
                                                    Trust from [____] to December 2002.
-------------------------------- ------------------ --------------------------------------------- -----------------



     The Trust's audit committee consists of Gary E. Hippenstiel, Mark W, Muller and Richard J. Wright. The audit committee is responsible for overseeing each Portfolio's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Portfolio's financial statements and the independent audit of the financial statements; and acting as a liaison between each Portfolio's independent auditors and the full Board of Trustees. The audit committee held [__] meetings during the fiscal year ended
December 31, 2004.



     [TO BE  UPDATED]As  of December 31, 2004,  the Trustees and officers of the
Trust owned no shares of the Portfolios.

     [TO BE UPDATED]No officer, director or employee of the Adviser receives any compensation from any Portfolio for acting as a Trustee or officer of the Trust.
The compensation paid to the Trustees for the fiscal year ended December 31, 2004 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


     -------------------------- ---------------------------------------- -----------------------------------------
                                        Aggregate Compensation              Total Compensation from Trust and
               Name                           from Trust                            Portfolio Complex*
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Michael V. Williams                         $[__]                                    $[__]
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Gary E. Hippenstiel                         $[__]                                    $[__]
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Mark W. Muller                              $[__]                                    $[__]
     -------------------------- ---------------------------------------- -----------------------------------------
     -------------------------- ---------------------------------------- -----------------------------------------
     Richard J. Wright                           $[__]                                    $[__]
     -------------------------- ---------------------------------------- -----------------------------------------

     *For purposes of this table, "Portfolio Complex" means one or more mutual funds, including the Portfolios, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Trustees, each investment adviser that is primarily responsible for the day-to-day management of the Portfolio ("Responsible Sub-Adviser") is responsible for placing of each Portfolio's investment transactions. In placing investment transactions, each Responsible Sub-Adviser seeks the best qualitative execution for the applicable Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Each Responsible Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Responsible Sub-Advisers may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, each Responsible Sub-Adviser may place portfolio transactions with brokers or dealers that promote or sell the applicable Portfolio's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

     Each Responsible Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the applicable Portfolio and/or the other accounts over which the Responsible Sub-Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Responsible Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or that Responsible Sub-Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom each Portfolio effects securities transactions may also be used by each Responsible Sub-Adviser in servicing accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to each Responsible Sub-Adviser in connection with its services to a Portfolio. Although research services and other information are useful to the Portfolios and each Responsible Sub-Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and each Responsible Sub-Adviser that the review and study of the research and other information will not reduce the overall cost to each Responsible Sub-Adviser of performing duties for each Portfolio under the sub-advisory agreement or sub-sub-advisory agreement, as applicable.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     When a Portfolio and other clients of a Responsible Sub-Adviser seek to purchase or sell the same security at or about the same time, the Responsible Sub-Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular investment security if the other client desires to sell the same investment security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Each Responsible Sub-Adviser, taking into account such factors as the size of the individual orders and transaction costs, when that Responsible Sub-Adviser believes adjustment is reasonable, may adjust the allocation. For the period May 1, 2003 (commencement of operations) through December 31, 2003 and the fiscal year ended December 31, 2004, the Portfolios paid the following brokerage commissions:


         Portfolio                                                     For the Period May 1,    For the Fiscal Year
                                                                       2003 (commencement of     ended December 31,
                                                                        operations) through             2004
                                                                         December 31, 2003

         Wells S&P REIT IndexSM Portfolio                                     $1,634                   $[__]
         Potomac OTC Plus Portfolio                                           $72,130                  $[__]
         Potomac Dow 30SM  Plus Portfolio                                      $645                    $[__]
         Access U.S. Government Money Market Portfolio                          $0                     $[__]
         Potomac Small Cap Plus Portfolio                                      N/A1                    $[__]
         Potomac Mid Cap Plus Portfolio                                        N/A1                    $[__]
         Potomac U.S./Short Portfolio                                          N/A1                    $[__]
         1 Did not pay any brokerage commission for the period because the Portfolios had not commenced operations.



     The Trust, the Adviser, and each Portfolio's Responsible Sub-Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to each Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by each Portfolio. You may obtain a copy of each Code of Ethics from the SEC.


DISCLOSURE OF PORTFOLIO HOLDINGS


     Each Portfolio is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Portfolio also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. Each Portfolio must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the applicable Portfolio, upon request, free of charge. This policy is applied uniformly to all shareholders of each Portfolio without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     Each Portfolio releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the applicable Portfolio. These third party servicing agents include the Adviser, Transfer Agent, Accounting Agent, and Custodian. Each Portfolio also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include confidentiality clauses (i) in written agreements, (ii) implied by the nature of the relationship (e.g., attorney-client relationship) or (iii) required by fiduciary or regulatory principals (e.g., custody relationships).


     Except as described above, each Portfolio is prohibited from entering into any arrangements with any person to make available information about the applicable Portfolio's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose any Portfolio's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the applicable Portfolio's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of any Portfolio, as a result of disclosing any Portfolio's portfolio holdings.

DETERMINATION OF SHARE PRICE


     The price (net asset value) of the shares of each Portfolio is determined as of the close of trading on New York Stock Exchange, which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Portfolio's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     It is the policy of the Access U.S. Government Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Access U.S. Government Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Access U.S. Government Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the sub-adviser to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

     Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than ..5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


ADDITIONAL TAX INFORMATION


     Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Portfolios of liability for federal income taxes. If for any taxable year a Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Portfolio's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Each Portfolio's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2004, each Portfolio had available for federal tax purposes unused capital loss carryforwards, which are available to offset future taxable net capital gains, as set forth in the table below:


                         Portfolio                             Unused Capital Loss Carryforwards as of December 31,
                                                                                       2004
Wells S&P REIT IndexSM Portfolio                                                      $[__]
Potomac OTC Plus Portfolio                                                            $[__]
Potomac Dow 30SM  Plus Portfolio                                                      $[__]
Access U.S. Government Money Market Portfolio                                         $[__]
Potomac Small Cap Plus Portfolio                                                      $[__]
Potomac Mid Cap Plus Portfolio                                                        $[__]
Potomac U.S./Short Portfolio                                                          $[__]
Wells S&P REIT IndexSM Portfolio                                                      $[__]

Additional Diversification Requirement


     Each Portfolio has complied, and intends to continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the diversification requirements imposed on the Portfolios, place certain limitations on the assets of each Separate Account, and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.


CUSTODIAN

     The Huntington National Bank, Easton Service Center, 7 Easton Oval EA4E72, Columbus, Ohio 43219, has been retained to act as custodian for the investments of each of the Portfolios. As custodian, The Huntington National Bank, acts as each Portfolio's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

ACCOUNTANTS


     The firm of [INSERT ACCOUNTANT NAME AND ADDRESS], has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2005. [INSERT ACCOUNTANT NAME] will perform an annual audit each of the Portfolios' financial statements and advises each of the Portfolios as to certain accounting matters.


TRANSFER AGENT


     Each Portfolio's transfer agent, Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, maintains the records of each shareholder's account, answers shareholders' inquires concerning their accounts, processes purchases and redemptions of the Portfolio's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Unified receives from each Portfolio for its services as transfer agent a fee payable monthly at an annual rate of $18 per account for the money market Portfolio and $15 per account for the other Portfolios, provided, however, that the minimum fee is $10,000 per year with respect to each Portfolio's initial class of shares, plus $9,000 per year for each additional share class. In addition, each Portfolio pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines. For Portfolios advised by a common sub-adviser, the Transfer Agency fees with respect to those Portfolios will be calculated as provided above. The fees for all such Portfolios will be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees and/or per account fees. The following table describes the fees paid to Unified for transfer agency services during the last two fiscal periods:


                                                          For the Period May 1, 2003      For the Fiscal Year Ended
                                                         (commencement of operations)         December 31, 2004
                                                          through December 31, 2003

         Wells S&P REIT IndexSM Portfolio                           $8,441                          $[__]
         Potomac OTC Plus Portfolio                                 $4,429                          $[__]
         Potomac Dow 30SM  Plus Portfolio                            $686                           $[__]
         Access U.S. Government Money Market                       $16,817                          $[__]
         Portfolio
         Potomac Mid Cap Plus Portfolio                              N/A1                           $[__]
         Potomac Small Cap Plus Portfolio                            N/A1                           $[__]
         Potomac U.S./Short Portfolio                                N/A1                           $[__]
         1 Did not pay any transfer agency fees for the period because the Portfolios had not commenced operations.

     Unified also provides accounting and pricing services to each Portfolio. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Unified to perform its duties, each Portfolio pays Unified an asset-based fee computed as a percentage of each Portfolio's average net assets, provided, however, that the minimum fee is $20,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. In addition, each Portfolio pays all costs of external pricing services. For Portfolios advised by a common sub-adviser, the average daily net assets of those Portfolios will be aggregated. The Portfolio Accounting fees will be calculated as provided above, based on the aggregated assets. The fees will then be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees. The following table describes the fees paid to Unified for accounting and pricing services for the last two fiscal periods:


                                                          For the Period May 1, 2003      For the Fiscal Year Ended
                                                         (commencement of operations)         December 31, 2004
                                                          through December 31, 2003

         Wells S&P REIT IndexSM Portfolio                          $13,324                          $[__]
         Potomac OTC Plus Portfolio                                 $8,856                          $[__]
         Potomac Dow 30SM  Plus Portfolio                           $1,060                          $[__]
         Access U.S. Government Money Market                       $29,977                          $[__]
         Portfolio
         Potomac Mid Cap Plus Portfolio                              N/A1                           $[__]
         Potomac Small Cap Plus Portfolio                            N/A1                           $[__]
         Potomac U.S./Short Portfolio                                N/A1                           $[__]
         1 Did not pay any accounting and pricing fees for the period because the Portfolios had not commenced operations.

     The Adviser also provides administrative services to each Portfolio. In this capacity, the Adviser supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Adviser supervises the preparation of tax returns, reports to shareholders of each Portfolio, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Portfolio pays the Adviser a fee at the annual rate of 0.10% of the average daily net assets for the first $50 million, 0.07% of the average daily net assets from $50 million to $100 million, 0.05% of the average daily net assets from $100 million to $150 million, and 0.03% of the average daily net assets over $150 million
(subject to a minimum fee of $2,083 per month for each Portfolio). The following table describes the fees paid to the Adviser for administrative services for the last fiscal year:

                                                       For the Fiscal Year Ended
                                                           December 31, 2004
         Wells S&P REIT IndexSM Portfolio                        $[__]
         Potomac OTC Plus Portfolio                              $[__]
         Potomac Dow 30SM  Plus Portfolio                        $[__]
         Access U.S. Government Money Market                     $[__]
         Portfolio
         Potomac Mid Cap Plus Portfolio                          $[__]
         Potomac Small Cap Plus Portfolio                        $[__]
         Potomac U.S./Short Portfolio                            $[__]

     Until May 1, 2004, Unified provided administrative services to each Portfolio. In this capacity, Unified supplied non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Unified supervised the preparation of tax returns, reports to shareholders of each Portfolio, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Portfolio paid Unified a fee at the annual rate of 0.10% of the first $50 million in average daily net assets, provided, however, that the minimum fee was $25,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. For Portfolios advised by a common sub-adviser, the average daily net assets of those Portfolios were aggregated.
The Portfolio Administration fees were calculated as provided above, based on the aggregated assets. The fees were then allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees.
The following table describes the fees paid to Unified for administrative services for the fiscal period ended December 31, 2003 and the fiscal year ended
December 31, 2004:

                                                      May 1, 2003 (commencement of      For the Fiscal Year Ended
                                                      operations) through December          December 31, 2004
                                                                31, 2003

   Wells S&P REIT IndexSM Portfolio                             $16,663                           $[__]
   Potomac OTC Plus Portfolio                                   $11,456               $[__]
   Potomac Dow 30SM  Plus Portfolio                              $1,359               $[__]
   Access U.S. Government Money Market Portfolio                $37,790               $[__]
   Potomac Mid Cap Plus Portfolio                                 N/A1                $[__]
   Potomac Small Cap Plus Portfolio                               N/A1                $[__]
   Potomac U.S./Short Portfolio                                   N/A1                $[__]
   1 Did not pay any administrative services fees for the period because the Portfolios had not commenced operations.

     Unified now serves as the sub-administrator and is paid by the Adviser for those services.

PROXY VOTING POLICIES


     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Portfolio to the Adviser and the Responsible Sub-Adviser. The Adviser and Responsible Sub-Advisers will vote such proxies in accordance with their proxy policies and procedures. The Trust's proxy voting policy includes provisions that are consistent with Section 12(d)(1)(F) of the 1940 Act. These provisions require that, when a Portfolio exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. In some instances, the Adviser and Responsible Sub-Advisers may be asked to cast a proxy vote that presents a conflict between the interests of a Portfolio's shareholders, and those of the Adviser or Responsible Sub-Advisers or an affiliated person of the Adviser or Responsible Sub-Advisers. In such a case, the Trust's policy requires that the Adviser and Responsible Sub-Advisers abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Portfolio's vote will be cast.

     The proxy voting polices of the Adviser and each Responsible Sub-Adviser are attached at Appendices A-C. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are available without charge, upon request by calling toll-free, 1-800-862-3863 or by accessing the SEC's website at www.sec.gov . In addition, a copy of a Portfolio's proxy voting policies and procedures is also available by calling the Trust and will be sent within three business days of receipt of a request.


FINANCIAL STATEMENTS


     [Financial statements for the fiscal year ended December 31, 2004 will be supplied by subsequent amendment.] The Trust will provide the Annual Report without charge upon written request or by telephone.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES


                                 I. Introduction


PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments ("Rydex") generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:


     o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.


                    II. Proxy Voting Policies and Procedures

A.       Proxy Voting Policies

     Proxies may have economic value and, where Rydex is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in
Section III, below.

B.       Proxy Voting Procedures


     Rydex utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex's portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex has agreed to:


     o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

     o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

     o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or serial numbers) on a regular basis; and

     o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.


                 III. Resolving Potential Conflicts of Interest

     The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o managing a pension plan for a company whose management is soliciting proxies;

     o  significant   business   relationship  -  having  a  material   business
     relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

     o significant personal / family relationship - Rydex, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (e.g., in instances where the Guidelines provide for a "case-by-case" review), Rydex may vote a proxy regarding that proposal in any of the following manners:

     o Refer Proposal to the Client - Rydex may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     o Obtain Client Ratification - If Rydex is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

     o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.      Securities Subject to Lending Arrangements

For various legal or administrative reasons, Rydex is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.       Special Issues with Voting Foreign Proxies

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.


           VI. Assistance with Form N-PX and Proxy Voting Record

Rydex shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

(i)      The name of the issuer of the portfolio security;

(ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);


(iv)     The shareholder meeting date;

(v)      A brief identification of the matter voted on;

(vi)     Whether the matter was proposed by the issuer or by a security holder;

(vii) Whether Rydex (or IRRC as its agent) cast the client's vote on the matter;

(viii) How Rydex (or IRRC as its agent) cast the client's vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix) Whether Rydex (or IRRC as its agent) cast the client's vote for or against management.


               VII. Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Rydex to disclose in response to any client request how the client can obtain information from Rydex on how its securities were voted. Rydex will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex. Upon receiving a written request from a client, Rydex will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.


                               VIII. Recordkeeping

Rydex shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)      A copy of this Policy;

(ii)     Proxy Statements received regarding client securities;

(iii)    Records of votes cast on behalf of clients;

(iv) Any documents prepared by Rydex that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)      Records of client requests for proxy voting information,

With respect to Rydex's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex. Additionally, Rydex may keep Fund client records as part of Rydex's records.

Rydex may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex that are maintained with a third party, such as IRRC, provided that Rydex has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.



                                   SCHEDULE A
                                       to
                              RYDEX GLOBAL ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES


                             PROXY VOTING GUIDELINES



     Rydex believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex will generally vote with management on "routine items" of a corporate administrative nature. Rydex will generally review all "non-routine items" (e.g., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.


Board of Directors

A.  Director Nominees in Uncontested Elections-------         _________         Vote With Mgt.
B.  Chairman and CEO is the Same Person     ---------         _________         Vote With Mgt.
C.  Majority of Independent Directors       ---------         _________         Vote With Mgt.
D.  Stock Ownership Requirements....        ---------         _________         Vote With Mgt.
E.  Limit Tenure of Outside Directors       ---------         _________         Vote With Mgt.
F.  Director and Officer Indemnification
     and Liability Protection               ---------         _________         Vote With Mgt.
G.  Eliminate or Restrict Charitable
     Contributions                          ---------         _________         Vote With Mgt.

Proxy Contests

A.  Voting for Director Nominees in Contested Election        _________         Vote With Mgt.
B.  Reimburse Proxy Solicitation            ---------         _________         Vote With Mgt.

Auditors

A.  Ratifying Auditors                      ---------         _________         Vote With Mgt.

Proxy Contest Defenses

A.  Board Structure - Classified Board      ---------         _________         Vote With Mgt.
B.  Cumulative Voting                       ---------         _________         Vote With Mgt.
C.  Shareholder Ability to Call Special
     Meetings                               ---------         _________         Vote With Mgt.

Tender Offer Defenses

A.  Submit Poison Pill for shareholder
     ratification                           ---------         _________         Case-by-Case
B.  Fair Price Provisions                   ---------         _________         Vote With Mgt.
C.  Supermajority Shareholder Vote
     Requirement                            ---------         _________         Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.
Miscellaneous Governance Provisions


A.  Confidential Voting                                                         Vote With Mgt.
B.  Equal Access                                                                Vote With Mgt.
C.  Bundled Proposals                                                           Vote With Mgt.

Capital Structure


A.  Common Stock Authorization                                                  Vote With Mgt.
B.  Stock Splits                                                                Vote With Mgt.
C.  Reverse Stock Splits                                                        Vote With Mgt.
D.  Preemptive Rights                                                           Vote With Mgt.
E.  Share Repurchase Programs                                                   Vote With Mgt.

Executive and Director Compensation


A.  Shareholder Proposals to Limit Executive and                                Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                       Vote With Mgt.
C.  Employee Stock Ownership Plans                                              Vote With Mgt.
D.  401(k) Employee Benefit Plans                                               Vote With Mgt.

State of Incorporation


A.  Voting on State Takeover Plans                                              Vote With Mgt.
B.  Voting on Reincorporation Proposals                                         Vote With Mgt.

Mergers and Corporate Restructurings


A.  Mergers and Acquisitions                                                    Case-by-Case
B.  Corporate Restructuring                                                     Vote With Mgt.
C.  Spin-Offs                                                                   Vote With Mgt.
D.  Liquidations                                                                Vote With Mgt.



Social and Environmental Issues


A.  Issues with Social/Moral Implications                                       Vote With Mgt.



                                   APPENDIX B


                            Rafferty Asset Management
                      Proxy Voting Policies and Procedures


The Access  Potomac  Funds  (Access U. S.  Government  Money  Market  Portfolio,
Potomac OTC Plus  Portfolio,  Potomac Dow 30 Plus  Portfolio,  Potomac Small Cap
Plus Portfolio, Potomac Mid Cap Plus Portfolio and Potomac US Short Portfolio) have adopted the following guidelines (the "Guidelines") pursuant to which the Funds' investment adviser, Rafferty Asset Management ("RAM"), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.



I.       Duty to Vote Proxies

          RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

     A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds' shareholders.

     B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment
Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available in written form upon request. When requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at Unified Fund Services, 431 North Pennsylvania
Street, Indianapolis, IN 46204.

II.      Guidelines for Voting Proxies

     RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management's position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

     The  Access  Potomac  Funds   portfolio   management   department  will  be
responsible for administrating and overseeing the proxy voting process.

     The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM's general approach to a wide range of issues.

     RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders' voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders' best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer's management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds' shareholders.

                  1.       Routine Proposals

     Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.
Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

o        Approval of auditors
o        Election of directors and officers of the corporation
o        Indemnification provisions for directors
o        Liability limitations of directors
o        Name changes
o        Declaring stock splits
o        Elimination of preemptive rights
o        Incentive compensation plans
o        Changing the date and/or the location of the annual meetings
o        Minor amendments to the articles of incorporation
o        Employment contracts between the company and its executives and remuneration for directors
o        Automatic dividend reinvestment plans
o        Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

                  2.       Non-Routine Proposals

     These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

o        Mergers and acquisitions
o        Restructuring
o        Re-incorporation or formation
o        Changes in capitalization
o        Increase or decrease in number of directors
o        Increase or decrease in preferred stock
o        Increase or decrease in common stock
o        Stock option plans or other compensation plans
o        Social issues
o        Poison pills
o        Golden parachutes
o        Greenmail
o        Supermajority voting
o        Board classification without cumulative voting
o        Confidential voting

     RAM will typically accept management's recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders' social and political viewpoints.

III.     Conflicts of Interests

     RAM and affiliated companies' business lines, limited to that of investment advisor  to mutual  funds  and  retail  broker/dealer,  preclude  any  potential
material   conflicts  of  interests   between  RAM  and  Access  Potomac  Funds'
shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV.      Recordkeeping and Reporting

     RAM is required to maintain  records of proxies  voted  pursuant to Section
204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

     Proxy voting books and records are  maintained by RAM for five years.  When requested in written form,  the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request.  To request a written copy, shareholders,  or their agents, may contact RAM at (800)
851-0511  or by  writing  to the  Funds at  Unified  Fund  Services,  431  North
Pennsylvania Street,  Indianapolis,  IN 46204. A copy of the twelve-month voting
history  of  the  Funds  will  be  made   available  on  the  SEC's  website  at
http://www.sec.gov   beginning  August  1,  2004  for  the  twelve-month  period beginning July 1, 2003, in accordance with applicable regulations under the 1940



                                   APPENDIX C


                           Access Fund Management, LLC


                                    (Summary)

The Adviser's policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

     o electing a board of directors - a board  should be composed  primarily of
     independent  directors,   and  key  board  committees  should  be  entirely
     independent. The Adviser generally supports efforts to declassify boards or other measures that permit  shareholders  to remove a majority of directors at any time;

     o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

     o  providing  equity-based  compensation  plans  -  appropriately  designed equity-based  compensation  plans,  approved  by  shareholders,  can  be an effective way to align the interests of  shareholders  and the interests of directors,  management,  and employees by providing  incentives to increase shareholder  value.  Conversely,  the  Adviser  is  opposed  to plans  that
     substantially   dilute   ownership   interests  in  the  company,   provide
     participants  with  excessive  awards,  or  have  inherently  objectionable structural features;

     o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The
     Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

     o shareholder rights plans. - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.


Access Variable Insurance Trust
PART C:  OTHER INFORMATION

Item 23.  Exhibits


(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on February 24, 2003, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement on February 24, 2003, is hereby incorporated by reference.


(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.


     (i) Copy of Registrant's Management Agreement with Access Fund Management, LLC ("Access"), adviser to each of the Registrant's Portfolios, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

     (ii) Copy of the Sub-Advisory Agreement, dated as of May 1, 2003, between Access and Wells Asset Management, Inc., for the Wells S&P REIT Index Portfolio, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, is hereby incorporated by reference.

     (iii) Copy of the Sub-Advisory Agreement, dated as of May 1, 2004, between Wells Asset Management, Inc. and Padco Advisors, Inc., d/b/a Rydex Investments, for the Wells S&P REIT Index Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

     (iv) Copy of the Sub-Advisory Agreements, dated as of May 1, 2003, between Access and Rafferty Asset Management, LLC ("Rafferty"), for the Potomac Dow 30 Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio, which were filed as Exhibits to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, are hereby incorporated by reference.

     (v) Copy of the Sub-Advisory Agreement, dated as of May 1, 2004, between Access and Rafferty, for the Potomac Mid Cap Plus Portfolio, the Potomac Small Cap Plus Portfolio, the Potomac OTC/Short Portfolio, the Potomac Small Cap/Short Portfolio, and the Potomac U.S./Short Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

(e)  Underwriting Contracts.  None.


(f)  Bonus or Profit Sharing Contracts.  None.


(g) Custodian Agreements. Copy of Registrant's Custody Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, is hereby incorporated by reference.


(h)  Other Material Contracts.


     (i) Copy of the Amended and Restated Fund Participation Agreement between Registrant and Western Reserve Life Assurance Co. of Ohio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

     (ii) Copy of the Amended and Restated Fund Participation Agreement between Registrant and Transamerica Financial Life Insurance Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

     (iii) Copy of the Fund Participation Agreement between Registrant and United Investors Life Insurance Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.


(i)  Legal Opinion.


     (i) Consent of Thompson Hine LLP is filed herewith.

     (ii) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on April 29, 2004, is hereby incorporated by reference.

(j) Other Opinions. To be supplied.


(k) Omitted Financial Statements. None.


(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, is hereby incorporated by reference.


(m)  Rule 12b-1 Plan.


     (i) Registrant's Rule 12b-1 Distribution Plan, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, is hereby incorporated by reference.


(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Codes of Ethics.


     (i) Amended Code of Ethics of Registrant and Adviser is filed herewith.

     (ii) Amended Code of Ethics of Wells Asset Management, Inc. is filed herewith.

     (iii) Amended Code of Ethics of Rafferty Asset Management, LLC is filed herewith.

     (iv) Amended Code of Ethics of Padco Advisors, Inc. is filed herewith.


(q) Powers of Attorney.


     (i) Power of Attorney for Registrant and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, is hereby incorporated by reference.

     (ii) Powers of Attorney for the officers and trustees of the Registrant, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 29, 2003, are hereby incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with the Fund

      None.

Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


(c) Agreements between Access and the sub-advisers may provide for indemnification of a party by the other party (the "Indemnifying Party"), when the claim arises from the Indemnifying Party's will full misfeasance, bad faith, gross negligence or reckless disregard of its obligations.


(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a) Access Fund Management, LLC ("Adviser"), 28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761, is a registered investment adviser.

     (i) Adviser has engaged in no other business during the past two fiscal years.

     (ii) Michael V. Williams is an officer and sole member of Access Fund Management, LLC. Mark T. Bolt is an officer of Access Fund Management, LLC.

(b) Wells Asset Management Inc. (Wells), 6200 The Corners Parkway, Suite 250, Norcross, GA 30092, sub-adviser to Registrant, is a registered investment adviser.

     (i) Wells has engaged in no other business during the past two fiscal years.

     (ii) See table below.


--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Leo F. Wells, III                       President and Treasurer                  Owner and Director of Wells Real
                                                                                 Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Linda L. Carson                         Secretary                                Vice President - Project
                                                                                 Accounting, Wells Real Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Douglas P. Williams                     Vice President                           Sr. VP, Office of the President,
                                                                                 Wells Real Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jill W. Maggiore                        Vice President and Chief Compliance      Vice President of Mutual Funds of
                                        Officer                                  Wells Real Estate Funds
--------------------------------------- ---------------------------------------- -------------------------------------



(c) Rafferty Asset Management,  LLC (Rafferty), 33 Whitehall Street, 10th Floor,
New York, NY 10004, sub-adviser to Registrant, is a registered investment adviser.


     (i) Rafferty has engaged in no other business during the past two fiscal years.

     (ii) See table below.


--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Timothy P. Hagan                        Vice President, Chief Compliance         None
                                        Officer
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Philip A. Harding                       Managing Director                        None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Stephen P. Sprague                      Vice President                           Chief Financial Officer of Cohane
                                                                                 Rafferty Securities, LLC, Rafferty
                                                                                 Capital Markets, LLC, Rafferty
                                                                                 Holdings, LLC and RCM Financial
                                                                                 Services, LLC
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Daniel D. O'Neill                       Managing Director                        None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Jay F. Higgins                          Member                                   Director of Potomac Funds
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Rafferty Holdings LLC                   Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Lawrence C. Rafferty                    CEO, Chairman                            Chief Executive Officer of Cohane
                                                                                 Rafferty Securities, LLC, Rafferty
                                                                                 Capital Markets, LLC, Rafferty
                                                                                 Holdings, LLC and RCM Financial
                                                                                 Services, LLC
--------------------------------------- ---------------------------------------- -------------------------------------


(d)  Padco Advisors,  Inc.,  d/b/a Rydex Investments (Rydex), 9601 Blackwell Road, Suite 500, Rockville, MD
20850, sub-adviser to Registrant, is a  registered investment adviser.

      (i)  Rydex has engaged in no other business during the past two fiscal years.

      (ii)  See table below.

---------------------------- -------------------------- -------------------------------------------------------------------
Name                         Position with Adviser      Other Business
---------------------------- -------------------------- -------------------------------------------------------------------
---------------------------- -------------------------- -------------------------------------------------------------------
Carl G. Verboncoeur          Chief Executive Officer    Chief Executive Officer, PADCO Advisors II, Inc.; Rydex Fund
                             and Treasurer              Services, Inc.; and Rydex Distributors, Inc.
---------------------------- -------------------------- -------------------------------------------------------------------
---------------------------- -------------------------- -------------------------------------------------------------------
Michael P. Byrum             Chief Operating Officer    Chief Operating Officer, PADCO Advisors II, Inc.; Rydex Fund
                                                        Services, Inc.; and Rydex Distributors, Inc.
---------------------------- -------------------------- -------------------------------------------------------------------
---------------------------- -------------------------- -------------------------------------------------------------------
Robert M. Steele             Executive Vice President   Executive Vice President, PADCO Advisors II, Inc.; and Rydex
                                                        Distributors, Inc.
---------------------------- -------------------------- -------------------------------------------------------------------
---------------------------- -------------------------- -------------------------------------------------------------------
Joanna M. Haigney            Secretary and Assistant    Chief Compliance Officer, PADCO Advisors II, Inc.; Rydex Fund
                             Treasurer                  Services, Inc.; and Rydex Distributors, Inc.
---------------------------- -------------------------- -------------------------------------------------------------------

Item 27.  Principal Underwriters.


(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the principal underwriter (the "Underwriter") for each series of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, AmerPrime Funds, AmeriPrime Advisors Trust, Ancora Funds, CCMI Funds, Eastern Point Advisers Funds Trust, Lindbergh Funds, Runkel Funds, Sparrow Funds, TANAKA Funds, Trendstar Investment Trust, Unified Series Trust and Weldon Capital Funds.


(b)  Information with respect to each director and officer of Unified Financial Securities, Inc.:


---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lewis                            Vice President                         None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director,    President,    CEO    and  None
431 North Pennsylvania Street            Secretary
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                       Executive Vice President and CFO       Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and Chairman                  Chief Compliance Officer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Karen E. Cunningham                      Controller                             None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------


(c)  Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 28050 US Hwy. 19 N. , Ste. 301, Clearwater, FL 33761 and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.  Management Services Not Discussed in Parts A or B

      None.

Item 30.  Undertakings

      None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 9th day of February, 2005.

                                                ACCESS VARIABLE INSURANCE TRUST


                                                  By:   /s/ Donald S. Mendelsohn
                                                        Donald S. Mendelsohn,
                                                        Attorney-in-Fact



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Gary E. Hippenstiel,* Trustee                      *By: /s/ Donald S. Mendelsohn
                                                    Donald S. Mendelsohn,
Mark W. Muller, * Trustee                           Attorney-in-Fact

Michael V. Williams, * President,                   February 9, 2005
Treasurer and Trustee

Richard J. Wright,* Trustee

                                  EXHIBIT INDEX

1.  Consent of Thompson Hine LLP.....................................EX-99.23.i

2.  Amended Code of Ethics of the Trust and the Adviser............EX-99.23.p.i

3.  Amended Code of Ethics of Wells Asset Management, Inc.........EX-99.23.p.ii

4.  Amended Code of Ethics of Rafferty Asset Management, LLC......EX-99.23.p.iii

5.  Amended Code of Ethics of Padco Advisors, Inc...............EX-99.23.p.iv